As filed with the Securities and Exchange Commission on January 29, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00582

NEUBERGER BERMAN EQUITY FUNDS
(Exact Name of the Registrant as Specified in Charter)
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti
Chief Executive Officer and President
Neuberger Berman Equity Funds
605 Third Avenue, 2nd Floor
New York, New York  10158-0180

Arthur Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: August 31, 2010

Date of reporting period: November 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

NOVEMBER 30, 2009 Schedule of Investments Climate Change Fund (UNAUDITED)

	Number of Shares	Value† ($000's)
Common Stocks (98.0%)
Aerospace & Defense (0.9%)
Curtiss-Wright	1,000	29
Agricultural Products (0.7%)
Darling International *	3,500	25
Auto Parts & Equipment (3.9%)
BorgWarner, Inc.	915	28
Fuel Systems Solutions *	900	43
Johnson Controls	900	24
Westport Innovations *	3,000	37
		132
Coal & Consumable Fuels (0.5%)
Cameco Corp.	600	17
Commodity Chemicals (1.3%)
Calgon Carbon *	3,300	46
Communications Equipment (1.6%)
Harris Corp.	600	26
Tandberg ASA	1,000	29
		55
Construction & Engineering (4.3%)
Foster Wheeler *	900	27
Jacobs Engineering Group *	300	10
Layne Christensen *	600	16
MYR Group *	2,200	34
Quanta Services *	2,000	38
Shaw Group *	800	23
		148
Diversified Support Services (1.3%)
EnerNOC, Inc. *	1,700	45
Electric Utilities (10.5%)
Electricite de France	2,200	25
Entergy Corp.	515	41
Exelon Corp.	1,375	66
FirstEnergy Corp.	1,206	52
FPL Group	1,995	104
ITC Holdings	1,170	52
Northeast Utilities	700	17
		357
Electrical Components & Equipment (14.0%)
A123 Systems *	4,200	68
American Superconductor *	700	23
Cooper Industries PLC	804	34
Ener1, Inc. *	3,200	19
EnerSys *	1,200	27
First Solar *	500	60
FuelCell Energy *	8,600	26
JA Solar Holdings ADR *	6,000	23
Jinpan International	1,750	76
Q Cells *	820	13
Roper Industries	605	31
Suntech Power Holdings *	1,300	19
Trina Solar ADR *	700	33
Yingli Green Energy *	1,800	26
		478
Electronic Components (0.7%)
KYOCERA Corp. ADR	300	24
Electronic Equipment & Instruments (3.6%)
Itron, Inc. *	1,318	80
Pure Technologies *	6,000	22
Wasion Group Holdings	25,000	21
		123
Electronic Manufacturing Services (1.1%)
Echelon Corp. *	1,000	11
Maxwell Technologies *	1,700	28
		39
Environmental & Facilities Services (5.3%)
China Everbright International	90,000	43
Covanta Holding *	4,175	71
EnergySolutions Inc.	2,200	19
Tetra Tech *	1,800	48
		181
Fertilizers & Agricultural Chemicals (1.1%)
Monsanto Co.	189	15
Syngenta AG ADR	400	22
		37
Forest Products (0.5%)
Weyerhaeuser Co.	400	16
Gas Utilities (3.5%)
EQT Corp.	500	20
New Jersey Resources	900	32
ONEOK, Inc.	700	28
Questar Corp.	413	16
South Jersey Industries	600	22
		118
Heavy Electrical Equipment (3.7%)
ABB Ltd.	838	15
Alstom S.A.	400	28
Gamesa Corporacion Tecnologica	1,800	35
Vestas Wind Systems *	700	49
		127
Hypermarkets & Super Centers (0.5%)
Wal-Mart Stores	300	16
Independent Power Producers & Energy Traders (6.8%)
AES Corp. *	1,200	15
Calpine Corp. *	2,188	24
Constellation Energy Group	500	16
EDP Renovaveis *	3,400	33
Iberdrola Renovables	6,600	32
Magma Energy * ñ	16,000	30
Ormat Technologies	1,300	54
Ram Power *	9,000	28
		232
Industrial Conglomerates (1.0%)
McDermott International *	650	13
Siemens AG	200	20
		33
Industrial Gases (0.5%)
Praxair, Inc.	200	16
Industrial Machinery (6.2%)
Badger Meter	1,800	63
Danaher Corp.	200	14
Energy Recovery *	5,800	33
ESCO Technologies *	700	24
Ingersoll-Rand PLC	850	30
Kaydon Corp.	895	32
Valmont Industries	200	15
		211
IT Consulting & Other Services (1.4%)
Telvent GIT	1,500	48
Multi-Utilities (5.0%)
Gdf Suez	700	29
National Grid ADR	770	42
PG&E Corp.	600	26
Suez Environnement SA ADR	1,900	21
Veolia Environnement ADR	1,500	51
		169
Oil & Gas Equipment & Services (0.7%)
Willbros Group *	1,500	24
Oil & Gas Exploration & Production (4.5%)
Denbury Resources *	1,000	13
EOG Resources	200	17
Range Resources	750	36
Southwestern Energy *	1,500	66
XTO Energy	500	21
		153
Oil & Gas Storage & Transportation (2.3%)
Enbridge Inc.	500	21
Spectra Energy	1,400	27
The Williams Companies	1,500	30
		78
Railroads (0.5%)
Norfolk Southern	300	16
Semiconductor Equipment (0.9%)
MEMC Electronic Materials *	2,600	31
Semiconductors (1.6%)
Cree, Inc. *	600	29
IXYS Corp. *	4,000	26
		55
Specialized Finance (1.4%)
Climate Exchange *	2,200	28
Intercontinental Exchange Inc. *	200	21
		49
Specialized REITS (0.5%)
Plum Creek Timber Company	500	17
Specialty Chemicals (2.1%)
Nalco Holding	1,400	34
Rockwood Holdings *	1,731	39
		73
Steel (0.5%)
Allegheny Technologies	500	17
Systems Software (0.6%)
VMware Inc. *	500	21
Water Utilities (2.5%)
American Water Works	1,600	35
Aqua America	1,700	28
Companhia de Saneamento Basico do Estado de Sao Paulo	600	22
		85
Total Common Stocks
(Cost $2,914)		3,341
Short-Term Investments (2.8%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $95)	95,403	95

Total Investments## (100.8%)
(Cost $3,009)		3,436
Liabilities, less cash, receivables and other assets [(0.8%)]		(28)

Total Net Assets (100.0%)		$3,408

See Notes to Schedule of Investments

NOVEMBER 30, 2009 Schedule of Investments Emerging Markets Equity Fund (UNAUDITED)

	Number of Shares	Value† ($000's)
Common Stocks (79.9%)
Brazil (5.8%)
Banco Santander Brasil *	5,000	66
Cia Brasileira de Meios de Pagamento	8,730	82
Diagnosticos da America *	2,775	86
Multiplan Empreendimentos Imobiliarios	5,600	108
PDG Realty Empreendimentos E Participacoes	4,410	45
Petroleo Brasileiro ADR	400	21
		408
Chile (1.3%)
Sociedad Quimica y Minera de Chile ADR, B Shares	2,370	90
China (17.4%)
Bank of China, H Shares	177,400	100
Changyou.com ADR *	1,680	55
China Green Holdings	51,100	49
China Mobile	12,250	115
China Oilfield Services, H Shares	54,000	63
China South Locomotive & Rolling Stock, H Shares	80,600	55
China Vanke, B Shares	40,500	52
Chongqing Machinery & Electric, H Shares *	248,600	54
CNOOC Ltd.	43,000	67
GOME Electrical Appliances Holdings *	126,654	48
Industrial & Commercial Bank of China, H Shares	103,400	87
Inspur International	519,700	76
Maanshan Iron & Steel, H Shares *	110,900	75
Minth Group	68,800	98
NetEase.com, Inc. ADR *	1,500	57
Travelsky Technology, H Shares	98,300	92
Yingde Gases Group *ñ	33,100	34
Zhaojin Mining Industry, H Shares	28,900	54
		1,231
Egypt (0.4%)
Eastern Tobacco	1,375	30
India (2.2%)
State Bank of India GDR	365	36
Sterlite Industries (India) ADR	6,600	121
		157
Indonesia (1.2%)
PT United Tractors Tbk	52,735	84
Israel (4.0%)
Elbit Systems	1,485	91
Israel Chemicals	5,420	70
Makhteshim-Agan Industries	6,505	32
Teva Pharmaceutical Industries ADR	1,750	92
		285
Korea (8.6%)
Dongbu Insurance	2,200	63
Doosan Heavy Industries & Construction	1,315	65
HNK Machine Tool *	1,085	34
Hyundai Mobis	725	93
KB Financial Group *	997	50
LG Electronics	340	30
Samsung Electronics	175	108
Samsung SDI	265	29
Taewoong Co.	845	54
Woongjin Thinkbig	4,240	82
		608
Malaysia (1.3%)
Top Glove	35,000	94
Mexico (3.2%)
America Movil ADR	1,500	72
Empresas ICA SAB de C.V. *	29,800	72
Fomento Economico Mexicano ADR, B Shares	1,840	84
		228
Nigeria (1.1%)
Guaranty Trust Bank	169,620	17
Guaranty Trust Bank GDR	9,450	59
		76
Pakistan (0.8%)
United Bank	74,635	55
Philippines (2.1%)
Energy Development	828,250	71
International Container Terminal Services	160,800	81
		152
Poland (0.8%)
PBG SA *	765	60
Russia (5.1%)
Gazprom ADR	4,340	99
LUKOIL ADR	1,495	87
Magnit GDR	4,385	63
Mobile TeleSystems ADR	680	34
Sberbank GDR	315	80
		363
South Africa (6.1%)
AngloGold Ashanti	995	44
BHP Billiton	3,065	95
MTN Group	6,835	110
Raubex Group	20,644	66
Standard Bank Group	5,125	66
Tiger Brands	2,275	50
		431
Sweden (1.2%)
Oriflame Cosmetics SDR	1,467	87
Taiwan, Province Of China (9.9%)
Chunghwa Telecom ADR	2,300	41
Hung Poo Real Estate Development	36,400	56
Powertech Technology	33,664	95
Prime View International *	17,000	38
Simplo Technology	18,220	97
Taiwan Semiconductor Manufacturing ADR	61,439	116
TXC Corp.	43,945	62
Wistron Corp.	29,599	54
WPG Holdings	59,360	84
Yuanta Financial Holding	88,015	59
		702
Thailand (3.1%)
Banpu Public	4,800	78
Kasikornbank PCL	29,400	77
Thanachart Capital PCL	97,500	65
		220
Turkey (2.2%)
BIM Birlesik Magazalar	1,270	49
Turkcell Iletisim Hizmetleri ADR	2,800	43
Turkiye Garanti Bankasi	19,410	65
		157
United Kingdom (2.1%)
Antofagasta PLC	4,970	74
Tullow Oil	3,765	77
		151
Total Common Stocks
(Cost $4,220)		5,669

Preferred Stocks (10.7%)
Brazil (10.7%)
Banco Do Estado do Rio Grande do Sul Class B	14,300	100
Companhia de Bebidas das Americas ADR	540	53
Petroleo Brasileiro ADR	6,940	313
Refinaria de Petroleo Ipiranga *	173	0
Ultrapar Participacoes	1,670	75
Vale SA ADR	8,725	214

Total Preferred Stocks
(Cost $429)		755

Participatory Notes (4.7%)
India (4.7%)
Bharat Heavy Electricals (issuer JP Morgan Int'l Derivatives), Expiration Date 4/29/2013 *µµ	1,005	48
Bharti Airtel Ltd. (issuer JP Morgan Int'l Derivatives), Expiration Date 9/19/2013 * µµ	6,222	40
Cairn India (issuer JP Morgan Int'l Derivatives), Expiration Date 1/15/2013 *µµ	14,495	87
Hero Honda Motors (issuer JP Morgan Int'l Derivatives), Expiration Date 11/13/2014 *µµ	1,340	50
Punjab National Bank (issuer JP Morgan Chase Int'l Derivatives), Expiration Date 10/17/2013 *µµ	3,156	61
Unitech Ltd. (issuer JP Morgan Chase Int'l Derivatives), Expiration Date 9/1/2014 * µµ	28,525	49

Total Participatory Notes
(Cost $268)		335
	Principal Amount ($)
Convertible Bonds (0.2%)
Brazil (0.2%)
PDG Realty Empreendimentos E Participacoes, Floating Rate Guaranteed Notes, 8.64%, due 4/15/10 µ^^ (Cost $5)	10,000	12

Short-Term Investments (3.5%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $247)	246,766	247

Total Investments## (99.0%)
(Cost $5,169)		7,018
Cash, receivables and other assets, less liabilities (1.0%)		74

Total Net Assets (100.0%)		$7,092

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
Emerging Markets Equity Fund (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Commercial Banks	$858	12.1%
Oil, Gas & Consumable Fuels	817	11.5%
Metals & Mining	677	9.5%
Diversified Financial Services	394	5.6%
Wireless Telecommunication Services	374	5.3%
Semiconductors & Semiconductor Equipment	319	4.5%
Electronic Equipment, Instruments & Components	289	4.1%
Construction & Engineering	263	3.7%
Machinery	227	3.2%
Chemicals	226	3.2%
Real Estate Management & Development	216	3.0%
Auto Components	191	2.7%
IT Services	174	2.5%
Computers & Peripherals	151	2.1%
Beverages	137	1.9%
Food & Staples Retailing	112	1.6%
Food Products	99	1.4%
Health Care Equipment & Supplies	94	1.3%
Pharmaceuticals	92	1.3%
Aerospace & Defense	91	1.3%
Household Durables	87	1.2%
Personal Products	87	1.2%
Health Care Providers & Services	86	1.2%
Media	82	1.2%
Transportation Infrastructure	81	1.1%
Independent Power Producers & Energy Traders	71	1.0%
Consumer Finance	65	0.9%
Insurance	63	0.9%
Energy Equipment & Services	63	0.9%
Internet Software & Services	57	0.8%
Software	55	0.8%
Industrial Conglomerates	54	0.8%
Specialty Retail	48	0.7%
Diversified Telecommunication Services	41	0.6%
Tobacco	30	0.4%
Other Assets-Net	321	4.5%
	$7,092	100.0%

NOVEMBER 30, 2009 Schedule of Investments Equity Income Fund (UNAUDITED)

	Number of Shares	Value† ($000's)
Common Stocks (72.6%)
Air Freight & Logistics (1.8%)
United Parcel Service ØØ	27,000	1,552
Beverages (1.5%)
Diageo PLC ADR	19,000	1,285
Capital Markets (1.8%)
Apollo Investment	165,000	1,587
Electric Utilities (6.4%)
Exelon Corp. ØØ	41,200	1,985
Northeast Utilities	73,600	1,775
Progress Energy	46,000	1,798
		5,558
Energy Equipment & Services (1.0%)
Cathedral Energy Services Income Trust	231,200	862
Food Products (1.9%)
Unilever NV ‡‡	55,000	1,695
Insurance (1.7%)
Marsh & McLennan	65,000	1,466
Media (1.8%)
World Wrestling Entertainment	100,000	1,607
Metals & Mining (3.4%)
Franco-Nevada Corp.	61,500	1,656
Royal Gold, Inc. ‡‡	25,000	1,346
		3,002
Multi-Utilities (10.1%)
National Grid ADR	31,700	1,743
NSTAR	50,000	1,657
PG&E Corp.	42,000	1,778
TECO Energy	123,000	1,814
Xcel Energy ØØ	88,000	1,788
		8,780
Mutual Funds (1.2%)
SPDR Barclays Capital High Yield Bond	27,800	1,060
Oil, Gas & Consumable Fuels (12.2%)
ARC Energy Trust	91,600	1,747
Canadian Oil Sands Trust	60,000	1,663
CNOOC Ltd. ‡‡	10,100	1,565
Enbridge Energy Management *	35,439	1,731
Kinder Morgan Management *	20,425	1,027
Spectra Energy ØØ	63,000	1,223
Total SA ADR ‡‡	27,000	1,679
		10,635
Pharmaceuticals (1.1%)
Johnson & Johnson	16,000	1,005
Real Estate Investment Trusts (15.6%)
AMB Property	72,500	1,707
American Campus Communities	63,500	1,711
Ascendas Real Estate Investment Trust	1,258,000	1,766
AvalonBay Communities ‡‡	24,100	1,741
Digital Realty Trust	27,300	1,329
GZI REIT	3,300,000	1,260
Potlatch Corp.	59,300	1,746
Rayonier Inc.	26,600	1,057
Realty Income ‡‡	42,900	1,085
Ventas, Inc.	5,500	236
		13,638
Road & Rail (2.1%)
Norfolk Southern ‡‡	35,000	1,799
Semiconductors & Semiconductor Equipment (1.3%)
Microchip Technology	45,000	1,181
Software (1.7%)
Nintendo ADR	49,000	1,508
Thrifts & Mortgage Finance (1.1%)
New York Community Bancorp	80,000	935
Tobacco (1.5%)
Philip Morris International ‡‡	27,000	1,298
Wireless Telecommunication Services (3.4%)
China Mobile ADR	27,000	1,266
Philippine Long Distance Telephone Company ADR	31,000	1,712
		2,978
Total Common Stocks
(Cost $58,554)		63,431
Convertible Preferred Stocks (2.2%)
Bunge Ltd.	13,200	1,155
Vale Capital II	9,000	744
Total Convertible Preferred Stocks
(Cost $1,734)		1,899
	Principal Amount ($)
Convertible Bonds (18.7%)
Allied Waste Industries, Inc., Senior Subordinated Debentures, 4.25%, due 4/15/34	1,405,000	1,405
Bill Barrett Corp., Senior Unsecured Notes, 5.00%, due 3/15/28	1,510,000	1,440
Covanta Holding Corp., Senior Unsecured Notes, 1.00%, due 2/1/27	1,000,000	917
Host Hotels & Resorts L.P., Senior Secured Notes, 2.63%, due 4/15/27 ñ	1,000,000	914
Iconix Brand Group, Inc., Senior Subordinated Notes, 1.88%, due 6/30/12	1,775,000	1,546
Integra Lifesciences Holdings Corp., Guaranteed Notes, 2.38%, due 6/1/12 ñ	1,000,000	894
International Game Technology, Senior Unsecured Notes, 2.60%, due 12/15/36	825,000	824
Kinross Gold Corp., Senior Unsecured Notes, 1.75%, due 3/15/28	750,000	784
Navistar Int'l Corp., Senior Subordinated Notes, 3.00%, due 10/15/14 ØØ	1,000,000	942
Patriot Coal Corp., Senior Unsecured Notes, 3.25%, due 5/31/13	1,500,000	1,170
Rayonier TRS Holdings, Inc., Guaranteed Notes, 3.75%, due 10/15/12	500,000	521
St. Mary Land & Exploration Co., Senior Unsecured Notes, 3.50%, due 4/1/27	1,235,000	1,195
SunPower Corp., Senior Unsecured Debentures, 0.75%, due 8/1/27	700,000	669
Trinidad Energy Services Income Trust, Unsecured Subordinated Debentures, 7.75%, due 7/31/12	1,000,000	958
Verisign, Inc., Junior Subordinated Debentures, 3.25%, due 8/15/37	1,260,000	1,049
Vornado Realty Trust, Guaranteed Notes, 3.63%, due 11/15/26	1,100,000	1,100
Total Convertible Bonds
(Cost $15,825)		16,328
	Number of Shares
Short-Term Investments (4.2%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $3,657)	3,657,264	3,657

Total Investments## (97.7%)
(Cost $79,770)		85,315
Cash, receivables and other assets, less liabilities‡‡ (2.3%)		1,997

Total Net Assets (100.0%)		$87,312

See Notes to Schedule of Investments

NOVEMBER 30, 2009 Schedule of Investments Focus Fund (UNAUDITED)

	Number of Shares	Value† ($000's)
Common Stocks (97.8%)
Beverages (3.1%)
PepsiCo, Inc.	285,000	17,733
Biotechnology (6.8%)
Amgen Inc. *	185,000	10,425
Genzyme Corp. *	315,000	15,970
Gilead Sciences *	285,000	13,124
		39,519
Capital Markets (5.9%)
State Street	360,000	14,868
The Bank of New York Mellon	720,000	19,181
		34,049
Communications Equipment (1.8%)
Cisco Systems *	435,000	10,179
Computers & Peripherals (8.9%)
Hewlett-Packard	510,000	25,021
IBM	210,000	26,533
		51,554
Diversified Financial Services (5.0%)
J.P. Morgan Chase	685,000	29,106
Electric Utilities (2.4%)
Exelon Corp.	285,000	13,731
Electrical Equipment (6.2%)
ABB Ltd.	775,000	14,229
Rockwell Automation	500,000	21,745
		35,974
Food & Staples Retailing (6.6%)
CVS Corp.	510,000	15,815
Wal-Mart Stores	415,000	22,638
		38,453
Health Care Equipment & Supplies (4.4%)
Covidien PLC	550,000	25,751
Hotels, Restaurants & Leisure (2.5%)
Brinker International	1,050,000	14,490
Household Products (2.3%)
Energizer Holdings *	235,000	13,240
Independent Power Producers & Energy Traders (1.2%)
NRG Energy *	300,000	7,182
Insurance (2.7%)
Travelers Cos.	300,000	15,717
Internet Software & Services (2.3%)
Yahoo! Inc. *	890,000	13,323
Life Science Tools & Services (2.9%)
Thermo Fisher Scientific *	350,000	16,530
Machinery (4.1%)
Ingersoll-Rand PLC	680,000	24,052
Media (1.0%)
Comcast Corp. Class A Special	400,000	5,591
Oil, Gas & Consumable Fuels (14.7%)
Denbury Resources *	350,000	4,644
EOG Resources	105,000	9,081
Occidental Petroleum	345,000	27,873
Range Resources	305,000	14,375
XTO Energy	690,000	29,284
		85,257
Pharmaceuticals (2.3%)
Merck & Co.	375,000	13,579
Software (5.5%)
Microsoft Corp.	900,000	26,469
Oracle Corp.	250,000	5,484
		31,953
Specialty Retail (5.2%)
Tiffany & Co.	440,000	18,779
TJX Cos.	300,000	11,514
		30,293
Total Common Stocks
(Cost $524,863)		567,256
Short-Term Investments (2.4%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $14,051)	14,051,451	14,051

Total Investments## (100.2%)
(Cost $538,914)		581,307
Liabilities, less cash, receivables and other assets [(0.2%)]		(1,212)

Total Net Assets (100.0%)		$580,095

See Notes to Schedule of Investments

NOVEMBER 30, 2009 Schedule of Investments Genesis Fund (UNAUDITED)

	Number of Shares	Value† ($000's)
Common Stocks (97.3%)
Aerospace & Defense (2.0%)
Alliant Techsystems *^	1,746,962	149,749
Argon ST *	173,300	3,116
Teledyne Technologies *	851,400	28,539
		181,404
Air Freight & Logistics (0.8%)
Forward Air ^	1,868,000	42,329
Hub Group Class A *	1,250,657	33,080
		75,409
Auto Components (0.7%)
Gentex Corp.	3,948,014	65,616
Beverages (0.5%)
Boston Beer Company *^	1,019,019	42,891
Building Products (0.3%)
Simpson Manufacturing	1,227,500	30,516
Capital Markets (0.9%)
Eaton Vance	1,070,300	32,259
Greenhill & Co.	605,200	49,414
		81,673
Chemicals (0.6%)
Balchem Corp.	29,100	928
Intrepid Potash *	1,848,120	56,257
		57,185
Commercial Banks (3.6%)
Bank of Hawaii	1,485,900	67,906
BOK Financial	1,089,894	50,658
Cullen/Frost Bankers	1,473,600	70,762
First Financial Bankshares	51,200	2,651
Glacier Bancorp	1,401,908	18,337
Westamerica Bancorp ^	2,121,843	112,882
		323,196
Commercial Services & Supplies (4.8%)
Copart, Inc. *	3,163,531	102,562
Healthcare Services Group ^	3,606,154	71,005
Knoll, Inc.	1,701,300	16,536
Ritchie Bros. Auctioneers ^	5,338,160	127,155
Rollins, Inc.	3,601,972	64,007
United Stationers *	923,375	47,037
		428,302
Construction & Engineering (0.7%)
Layne Christensen *^	2,240,321	58,293
Containers & Packaging (2.6%)
AptarGroup Inc. ^	6,555,400	236,781
Diversified Consumer Services (2.1%)
Matthews International ^	3,518,900	121,895
Strayer Education	346,111	68,357
		190,252
Diversified Financial Services (0.3%)
Pico Holdings *	838,772	25,113
Electrical Equipment (0.3%)
Brady Corp.	1,011,922	30,034
Electronic Equipment, Instruments & Components (1.7%)
Rofin-Sinar Technologies *^	3,214,962	73,237
Trimble Navigation *	3,409,242	76,128
		149,365
Energy Equipment & Services (3.7%)
Cameron International *	2,193,578	82,917
CARBO Ceramics ^	2,217,200	131,524
Lufkin Industries	19,700	1,185
National Oilwell Varco	808,078	34,764
Natural Gas Services Group *	150,000	2,623
Oceaneering International *	1,237,700	67,616
Pason Systems	1,287,365	13,230
		333,859
Food & Staples Retailing (1.2%)
Ruddick Corp. ^	3,956,002	105,309
Food Products (0.9%)
Flowers Foods	1,348,500	30,867
J & J Snack Foods ^	1,245,946	44,979
		75,846
Gas Utilities (1.0%)
New Jersey Resources	1,366,400	48,138
Northwest Natural Gas	477,300	20,467
South Jersey Industries	456,900	16,476
		85,081
Health Care Equipment & Supplies (8.3%)
Abaxis, Inc. *	1,090,300	24,499
American Medical Systems Holdings *^	7,796,365	136,982
DENTSPLY International	2,059,900	68,636
Haemonetics Corp. *^	2,690,600	143,624
IDEXX Laboratories *	2,712,462	135,759
Immucor Inc. *	3,307,491	61,023
Meridian Bioscience	624,800	12,940
Sirona Dental Systems *^	2,805,726	81,647
Surmodics, Inc. *^	2,032,430	45,425
West Pharmaceutical Services	83,900	3,234
Wright Medical Group *	1,875,194	33,753
		747,522
Health Care Providers & Services (4.7%)
AmSurg Corp. *^	1,930,734	39,986
Henry Schein *	2,582,840	128,264
Landauer, Inc. ^	661,188	37,608
MWI Veterinary Supply *^	1,168,629	43,344
Patterson Companies *	3,332,500	85,679
VCA Antech *	3,620,705	82,081
		416,962
Household Products (2.7%)
Church & Dwight ^	4,022,455	237,486
Industrial Conglomerates (0.6%)
Raven Industries ^	1,872,976	50,552
Insurance (4.3%)
Brown & Brown	4,122,955	73,595
Hanover Insurance Group	1,214,100	50,543
Harleysville Group	624,018	19,638
HCC Insurance Holdings	1,291,300	33,742
Infinity Property & Casualty	99,400	3,972
RenaissanceRe Holdings	1,480,553	78,884
RLI Corp.	984,407	49,643
Validus Holdings	1,402,100	37,155
Zenith National Insurance	1,421,300	40,635
		387,807
Internet & Catalog Retail (0.1%)
PetMed Express	462,500	7,594
IT Services (1.3%)
Forrester Research *	257,200	6,443
ManTech International *^	2,426,100	105,001
NCI, Inc. Class A *	353,099	8,884
		120,328
Life Science Tools & Services (4.3%)
Charles River Laboratories International *	1,474,900	47,418
Dionex Corp. *^	2,041,532	143,132
ICON PLC *^	3,798,400	86,224
Pharmaceutical Product Development	4,139,300	88,746
Techne Corp.	352,500	23,928
		389,448
Machinery (13.9%)
Astec Industries *^	1,949,622	48,663
Bucyrus International ^	4,425,600	229,202
Chart Industries *^	2,188,928	36,336
CLARCOR Inc. ^	5,421,622	172,787
Donaldson Co.	2,632,100	111,864
Graco Inc.	1,629,417	45,901
Joy Global	1,935,400	103,621
Lincoln Electric Holdings	475,982	24,456
Lindsay Corp. ^	1,342,250	47,099
Nordson Corp. ^	2,405,430	128,955
Robbins & Myers ^	1,787,500	41,095
Titan International	297,190	2,461
Toro Co	1,296,994	51,672
Valmont Industries	1,102,304	84,481
Wabtec Corp. ^	3,023,700	116,412
		1,245,005
Media (0.9%)
Arbitron Inc.	487,579	10,498
Interactive Data	2,725,700	69,614
		80,112
Metals & Mining (2.8%)
Compass Minerals International ^	3,802,000	247,472
Mutual Funds (1.2%)
SPDR Gold Trust *	900,000	104,085
Office Electronics (1.1%)
Zebra Technologies *^	3,817,047	101,572
Oil, Gas & Consumable Fuels (11.8%)
Alpha Natural Resources *	3,331,674	123,272
Arena Resources *^	3,283,628	134,268
Cabot Oil & Gas	2,981,700	114,199
Carrizo Oil & Gas *^	1,681,227	35,390
Concho Resources *	1,225,600	50,103
Denbury Resources *	6,346,277	84,215
Encore Acquisition *	1,615,200	72,716
Petrobank Energy and Resources *	3,197,000	152,337
Petrohawk Energy *	2,585,830	57,767
Southwestern Energy *	3,681,700	161,848
St. Mary Land & Exploration	1,237,600	40,073
XTO Energy	828,225	35,150
		1,061,338
Personal Products (2.4%)
Alberto-Culver Co. ^	5,742,450	161,650
Chattem, Inc. *	848,995	55,898
		217,548
Professional Services (0.4%)
Exponent, Inc. *^	1,164,735	31,436
Software (6.1%)
ANSYS, Inc. *	503,200	19,594
Blackbaud, Inc. ^	4,369,503	97,265
FactSet Research Systems	1,304,600	94,388
Jack Henry & Associates	1,119,600	25,583
MICROS Systems *^	5,249,242	147,294
Solera Holdings ^	4,722,853	165,111
		549,235
Specialty Retail (0.8%)
Hibbett Sports *^	1,864,863	35,264
Sally Beauty Holdings *	620,208	4,329
Tractor Supply *	631,800	29,499
		69,092
Thrifts & Mortgage Finance (0.4%)
Brookline Bancorp	2,426,354	23,075
Oritani Financial	1,170,000	15,233
		38,308
Trading Companies & Distributors (0.4%)
MSC Industrial Direct	800,900	36,761
Water Utilities (0.1%)
American States Water	174,500	5,772

Total Common Stocks
(Cost $6,352,973)		8,721,560

Short-Term Investments (2.6%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $230,132)	230,131,691	230,132

Total Investments## (99.9%)
(Cost $6,583,105)		8,951,692
Cash, receivables and other assets, less liabilities (0.1%)		10,195

Total Net Assets (100.0%)		$8,961,887

See Notes to Schedule of Investments

NOVEMBER 30, 2009 Schedule of Investments Guardian Fund (UNAUDITED)

	Number of Shares	Value† ($000's)
Common Stocks (98.7%)
Automobiles (1.8%)
Toyota Motor ADR	225,860	17,739
Capital Markets (7.2%)
Charles Schwab	2,274,755	41,696
The Bank of New York Mellon	1,129,113	30,080
		71,776
Commercial Services & Supplies (6.5%)
Republic Services	1,031,050	29,076
Waste Management	1,072,725	35,228
		64,304
Electronic Equipment, Instruments & Components (8.3%)
Anixter International *	940,445	40,646
National Instruments	1,470,540	41,954
		82,600
Energy Equipment & Services (4.0%)
Schlumberger Ltd.	615,600	39,331
Food Products (3.2%)
J.M. Smucker	535,800	31,655
Household Products (1.5%)
Procter & Gamble	240,900	15,020
Industrial Conglomerates (4.0%)
3M Co.	515,800	39,944
Industrial Gases (3.0%)
Praxair, Inc.	363,596	29,826
Insurance (5.1%)
Markel Corp. *	63,550	21,543
Progressive Corp. *	1,762,550	29,558
		51,101
Internet Software & Services (3.0%)
Yahoo! Inc. *	2,009,500	30,082
IT Services (1.0%)
SAIC Inc. *	571,220	10,179
Life Science Tools & Services (3.1%)
Millipore Corp. *	448,915	30,571
Machinery (4.9%)
Danaher Corp.	689,712	48,914
Media (13.1%)
Comcast Corp. Class A Special	2,511,125	34,679
Scripps Networks Interactive	1,236,960	48,922
Washington Post	112,228	46,418
		130,019
Multi-Utilities (2.8%)
National Grid	2,234,232	24,327
National Grid ADR	67,218	3,695
		28,022
Oil, Gas & Consumable Fuels (9.5%)
BG Group PLC	2,001,969	36,395
Cimarex Energy	368,175	17,245
Newfield Exploration *	978,800	41,384
		95,024
Pharmaceuticals (2.1%)
Roche Holding AG	126,301	20,637
Road & Rail (2.7%)
Canadian National Railway	512,465	26,956
Semiconductors & Semiconductor Equipment (7.0%)
Altera Corp.	2,374,769	49,941
Texas Instruments	787,800	19,924
		69,865
Software (4.9%)
Intuit Inc. *	1,670,952	48,809

Total Common Stocks
(Cost $906,791)		982,374
Short-Term Investments (2.4%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $23,910)	23,909,753	23,910

Total Investments## (101.1%)
(Cost $930,701)		1,006,284
Liabilities, less cash, receivables and other assets [(1.1%)]		(11,426)

Total Net Assets (100.0%)		$994,858

See Notes to Schedule of Investments

NOVEMBER 30, 2009 Schedule of Investments International Fund (UNAUDITED)

	Number of Shares	Value† ($000's)
Common Stocks (94.8%)
Australia (0.9%)
BHP Billiton ADR È	51,000	3,840
Austria (0.7%)
Schoeller-Bleckmann Oilfield Equipment	66,244	2,931
Belgium (3.0%)
Anheuser-Busch InBev	71,548	3,572
Colruyt SA	14,735	3,743
Fortis *	192,640	815
Telenet Group Holding	153,530	4,190
		12,320
Brazil (0.5%)
Vivo Participacoes ADR	72,000	2,196
Canada (5.5%)
Barrick Gold	68,000	2,890
Cameco Corp.	126,820	3,643
Corus Entertainment, B Shares	70,015	1,189
MacDonald, Dettwiler *Ñ	273,490	10,498
Neo Material Technologies *	191,700	817
Talisman Energy	229,920	3,965
		23,002
Chile (1.0%)
Sociedad Quimica y Minera de Chile ADR, B Shares	110,180	4,163
China (0.0%)
Minth Group	138,000	195
Denmark (2.5%)
A.P. Moller - Maersk Class B	285	2,085
Novo Nordisk Class B È	78,715	5,249
Trygvesta AS È	45,025	3,123
		10,457
France (9.0%)
Alstom SA	29,400	2,066
Arkema	80,607	3,050
CNP Assurances	19,680	2,109
Eutelsat Communications È	70,530	2,310
Ipsen SA	117,569	6,422
Ipsos Ñ	171,333	5,230
Societe Generale	58,294	4,123
Sodexo	73,108	4,112
Teleperformance	130,985	4,347
Thales SA	74,940	3,680
		37,449
Germany (10.1%)
Deutsche Boerse ØØ	82,495	6,889
Fresenius Medical Care	72,515	3,854
GEA Group	190,505	4,017
Gerresheimer AG È	170,907	5,922
Linde AG È	51,640	6,356
SAP AG	81,875	3,919
SMA Solar Technology È	23,300	3,103
Tognum AG	229,316	3,670
Wincor Nixdorf	63,991	4,414
		42,144
Greece (1.4%)
National Bank of Greece *	105,795	3,136
Titan Cement	93,108	2,712
		5,848
Hong Kong (1.4%)
China Mobile ADR	88,165	4,132
Kerry Properties	359,000	1,822
		5,954
India (0.3%)
State Bank of India GDR	10,826	1,053
Ireland (1.1%)
DCC PLC	163,320	4,419
Israel (0.9%)
Makhteshim-Agan Industries	780,585	3,813
Japan (10.8%)
Brother Industries	270,800	2,947
Circle K Sunkus	239,300	3,151
Hisamitsu Pharmaceutical	120,300	4,225
Jupiter Telecommunications	4,996	4,702
KDDI Corp.	808	4,362
Kenedix Realty Investment È	600	1,589
Nihon Kohden	316,800	5,578
Nintendo Co. ADR	124,030	3,818
NSD Co.	290,900	3,116
Sankyo Co.	74,900	4,199
Sundrug Co.	114,600	2,943
Toyota Motor ADR	31,520	2,476
Yahoo! Japan	6,566	1,952
		45,058
Korea (1.8%)
Hyundai Mobis	38,565	4,934
Samsung SDI	22,040	2,393
		7,327
Netherlands (9.9%)
ArcelorMittal È	82,495	3,235
Fugro NV	81,587	4,638
Koninklijke Ahold	426,960	5,747
Koninklijke DSM	44,574	2,198
Nutreco Holding	99,345	5,132
Sligro Food Group ÑØØ	161,396	5,167
TNT NV	224,381	6,520
Unilever NV È	279,297	8,545
		41,182
Norway (1.8%)
DnB NOR *È	389,680	4,403
Prosafe ASA	600,035	3,218
		7,621
Singapore (1.1%)
United Overseas Bank	321,000	4,375
Spain (0.8%)
Banco Santander	202,775	3,491
Sweden (1.7%)
Svenska Handelsbanken, A Shares È	142,950	4,115
Swedbank AB, A Shares *È	296,480	2,856
		6,971
Switzerland (7.8%)
Barry Callebaut È	5,100	3,340
Bucher Industries	17,630	1,828
Credit Suisse Group	77,865	4,060
Givaudan SA È	5,362	4,248
Nestle SA	91,435	4,323
Nobel Biocare Holding	104,535	3,115
Roche Holding	20,560	3,359
SGS SA	3,315	4,255
Sulzer AG	49,749	3,975
		32,503
United Kingdom (20.8%)
Amdocs Ltd. *	85,600	2,263
Amlin PLC	974,251	5,944
Antofagasta PLC	154,915	2,305
Balfour Beatty	210,150	884
Barclays PLC	810,495	3,961
BP PLC	331,240	3,145
Cairn Energy *	86,902	4,414
Chemring Group	174,643	7,802
Croda International	256,930	3,152
Diageo PLC ØØ	184,323	3,112
Experian Group	638,547	6,036
HSBC Holdings	899,582	10,561
Informa PLC	882,041	4,040
Reed Elsevier	410,907	3,079
RPS Group	1,317,916	4,370
Smith & Nephew	437,737	4,168
Tullow Oil	183,661	3,741
Vodafone Group	4,370,669	9,860
Willis Group Holdings	144,800	3,931
		86,768
Total Common Stocks
(Cost $341,935)		395,080

Preferred Stocks (2.5%)
Brazil (2.5%)
Petroleo Brasileiro ADR	125,025	5,634
Refinaria de Petroleo Ipiranga *	19,056	11
Ultrapar Participacoes	105,290	4,738

Total Preferred Stocks
(Cost $5,359)		10,383

Rights (0.1%)
Belgium (0.0%)
Anheuser-Busch InBev VVPR Strip *	177,256	1
Fortis *	192,640	0
Fortis VVPR Strip *	192,640	1
		2
Norway (0.1%)
DnB NOR *ØÈ	86,595	243

Total Rights
(Cost $0)		245

Warrants (0.0%)
Italy (0.0%)
UBI Banca * (Cost $0)	165,350	12

Short-Term Investments (17.0%)
Neuberger Berman Securities Lending Quality Fund, LLC ‡	58,429,665	59,598
State Street Institutional Liquid Reserves Fund Institutional Class ØØ	11,197,150	11,197

Total Short-Term Investments
(Cost $70,795)		70,795

Total Investments## (114.4%)
(Cost $418,089)		476,515
Liabilities, less cash, receivables and other assets [(14.4%)]		(60,112)

Total Net Assets (100.0%)		$416,403

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
International Fund (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Commercial Banks	$38,214	9.2%
Chemicals	27,797	6.7%
Oil, Gas & Consumable Fuels	24,542	5.9%
Software	23,303	5.6%
Food Products	21,340	5.1%
Food & Staples Retailing	20,750	5.0%
Media	20,550	4.9%
Wireless Telecommunication Services	20,550	4.9%
Pharmaceuticals	19,255	4.6%
Metals & Mining	15,201	3.7%
Insurance	15,107	3.6%
Professional Services	14,638	3.5%
Health Care Equipment & Supplies	12,861	3.1%
Aerospace & Defense	11,482	2.8%
Machinery	9,820	2.4%
Electrical Equipment	8,839	2.1%
Energy Equipment & Services	7,856	1.9%
Diversified Financial Services	7,705	1.8%
Beverages	6,685	1.6%
Air Freight & Logistics	6,520	1.6%
Life Science Tools & Services	5,922	1.4%
Auto Components	5,130	1.2%
Specialty Retail	4,738	1.1%
Industrial Conglomerates	4,419	1.1%
Computers & Peripherals	4,414	1.1%
Commercial Services & Supplies	4,370	1.0%
Leisure Equipment & Products	4,199	1.0%
Diversified Telecommunication Services	4,190	1.0%
Banking	4,115	1.0%
Hotels, Restaurants & Leisure	4,112	1.0%
Capital Markets	4,060	1.0%
Health Care Providers & Services	3,854	0.9%
Office Electronics	2,947	0.7%
Construction Materials	2,712	0.7%
Automobiles	2,476	0.6%
Electronic Equipment, Instruments & Components	2,393	0.6%
IT Services	2,263	0.5%
Marine	2,085	0.5%
Real Estate Management & Development	1,822	0.4%
Real Estate Investment Trusts	1,589	0.4%
Construction & Engineering	884	0.2%
Consumer Discretionary	11	0.0%
Other Assets-Net	10,683	2.6%
	$416,403	100.0%

NOVEMBER 30, 2009 Schedule of Investments International Institutional Fund (UNAUDITED)

	Number of Shares	Value† ($000's)

Common Stocks (96.1%)
Australia (0.9%)
BHP Billiton ADR È	28,800	2,169
Austria (0.7%)
Schoeller-Bleckmann Oilfield Equipment	36,639	1,621
Belgium (2.8%)
Anheuser-Busch InBev	40,398	2,017
Colruyt SA	8,320	2,113
Telenet Group Holding	86,685	2,366
		6,496
Brazil (0.5%)
Vivo Participacoes ADR	39,900	1,217
Canada (5.6%)
Barrick Gold	38,400	1,632
Cameco Corp.	71,610	2,057
Corus Entertainment, B Shares	38,730	658
MacDonald, Dettwiler *	154,409	5,927
Neo Material Technologies *	106,300	453
Talisman Energy	129,840	2,239
		12,966
Chile (1.0%)
Sociedad Quimica y Minera de Chile ADR, B Shares	62,205	2,350
China (0.0%)
Minth Group	76,600	108
Denmark (2.5%)
A.P. Moller - Maersk Class B	160	1,171
Novo Nordisk Class B È	44,445	2,964
Trygvesta AS È	25,420	1,763
		5,898
France (9.1%)
Alstom SA	16,300	1,145
Arkema ØØ	45,510	1,722
CNP Assurances	11,110	1,191
Eutelsat Communications	39,825	1,304
Ipsen SA	66,385	3,626
Ipsos	96,735	2,953
Societe Generale	32,698	2,312
Sodexo	40,449	2,275
Teleperformance	73,955	2,455
Thales SA	42,310	2,078
		21,061
Germany (10.3%)
Deutsche Boerse	46,580	3,890
Fresenius Medical Care	40,945	2,176
GEA Group	107,562	2,268
Gerresheimer AG È	96,500	3,344
Linde AG	29,155	3,588
SAP AG	46,205	2,212
SMA Solar Technology	13,155	1,752
Tognum AG	129,475	2,072
Wincor Nixdorf	36,130	2,492
		23,794
Greece (1.4%)
National Bank of Greece *	59,735	1,771
Titan Cement	52,570	1,531
		3,302
Hong Kong (1.5%)
China Mobile ADR	49,770	2,333
Kerry Properties	202,500	1,027
		3,360
India (0.3%)
State Bank of India GDR	6,000	584
Ireland (1.1%)
DCC PLC	92,215	2,495
Israel (0.9%)
Makhteshim-Agan Industries	440,730	2,153
Japan (11.0%)
Brother Industries	152,900	1,664
Circle K Sunkus	135,100	1,779
Hisamitsu Pharmaceutical	67,900	2,385
Jupiter Telecommunications	2,818	2,652
KDDI Corp.	452	2,440
Kenedix Realty Investment	340	900
Nihon Kohden	178,800	3,148
Nintendo Co. ADR	70,075	2,157
NSD Co.	164,300	1,760
Sankyo Co.	42,300	2,371
Sundrug Co.	64,700	1,662
Toyota Motor ADR ØØ	17,770	1,396
Yahoo! Japan	3,708	1,103
		25,417
Korea (1.8%)
Hyundai Mobis	21,774	2,786
Samsung SDI	12,445	1,351
		4,137
Netherlands (10.1%)
ArcelorMittal	46,580	1,827
Fugro NV	46,065	2,619
Koninklijke Ahold	241,071	3,245
Koninklijke DSM	25,167	1,241
Nutreco Holding	56,091	2,897
Sligro Food Group Ñ	91,126	2,917
TNT NV	126,687	3,681
Unilever NV È	157,697	4,825
		23,252
Norway (1.9%)
DnB NOR *È	220,115	2,487
Prosafe ASA	338,685	1,816
		4,303
Singapore (1.1%)
United Overseas Bank È	181,000	2,467
Spain (0.8%)
Banco Santander	114,490	1,971
Sweden (1.7%)
Svenska Handelsbanken, A Shares È	80,710	2,323
Swedbank AB, A Shares *È	167,395	1,613
		3,936
Switzerland (7.9%)
Barry Callebaut È	2,819	1,846
Bucher Industries	9,955	1,032
Credit Suisse Group	43,965	2,292
Givaudan SA È	2,967	2,351
Nestle SA	51,625	2,441
Nobel Biocare Holding	59,025	1,759
Roche Holding	11,610	1,897
SGS SA	1,834	2,354
Sulzer AG	28,090	2,244
		18,216
United Kingdom (21.2%)
Amdocs Ltd. *	48,400	1,279
Amlin PLC	550,083	3,356
Antofagasta PLC	87,465	1,301
Balfour Beatty	118,655	499
Barclays PLC	457,620	2,236
BP PLC	187,025	1,776
Cairn Energy *	49,065	2,492
Chemring Group	98,608	4,405
Croda International	145,070	1,780
Diageo PLC	104,102	1,758
Experian Group	360,536	3,408
HSBC Holdings	507,958	5,963
Informa PLC	493,426	2,260
Reed Elsevier	227,366	1,704
RPS Group	744,119	2,468
Smith & Nephew	247,157	2,354
Tullow Oil	103,699	2,112
Vodafone Group	2,467,765	5,567
Willis Group Holdings	81,800	2,221
		48,939
Total Common Stocks
(Cost $204,218)		222,212

Preferred Stocks (2.6%)
Brazil (2.6%)
Petroleo Brasileiro ADR	70,600	3,181
Ultrapar Participacoes ADR	58,730	2,778

Total Preferred Stocks
(Cost $3,510)		5,959

Rights (0.1%)
Belgium (0.0%)
Anheuser-Busch InBev VVPR Strip *	101,696	1
Fortis VVPR Strip *	77,074	0
		1
Norway (0.1%)
DnB NOR *ØÈ	48,914	138

Total Rights
(Cost $0)		139

Warrants (0.0%)
Italy (0.0%)
UBI Banca * (Cost $0)	89,730	6

Short-Term Investments (12.7%)
Neuberger Berman Securities Lending Quality Fund, LLC ‡	26,071,511	26,593
State Street Institutional Liquid Reserves Fund Institutional Class	2,918,887	2,919

Total Short-Term Investments
(Cost $29,512)		29,512

Total Investments## (111.5%)
(Cost $237,240)		257,828
Liabilities, less cash, receivables and other assets [(11.5%)]		(26,565)

Total Net Assets (100.0%)		$231,263

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
International Institutional Fund (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Commercial Banks	$23,871	10.3%
Oil, Gas & Consumable Fuels	16,635	7.2%
Chemicals	15,638	6.8%
Software	12,056	5.2%
Food Products	12,009	5.2%
Food & Staples Retailing	11,716	5.1%
Wireless Telecommunication Services	11,557	5.0%
Media	11,531	5.0%
Pharmaceuticals	10,872	4.7%
Insurance	8,531	3.7%
Professional Services	8,217	3.6%
Health Care Equipment & Supplies	7,261	3.1%
Metals & Mining	6,929	3.0%
Aerospace & Defense	6,483	2.8%
Energy Equipment & Services	6,056	2.6%
Machinery	5,544	2.4%
Electrical Equipment	4,969	2.1%
Diversified Financial Services	3,890	1.7%
Beverages	3,776	1.6%
Air Freight & Logistics	3,681	1.6%
Life Science Tools & Services	3,344	1.4%
Auto Components	2,894	1.3%
Industrial Conglomerates	2,495	1.1%
Computers & Peripherals	2,492	1.1%
Commercial Services & Supplies	2,468	1.1%
Leisure Equipment & Products	2,371	1.0%
Diversified Telecommunication Services	2,366	1.0%
Capital Markets	2,292	1.0%
Hotels, Restaurants & Leisure	2,275	1.0%
Health Care Providers & Services	2,176	0.9%
Office Electronics	1,664	0.7%
Construction Materials	1,531	0.7%
Automobiles	1,396	0.6%
Electronic Equipment, Instruments & Components	1,351	0.6%
IT Services	1,279	0.6%
Building, Construction & Furnishing	1,171	0.5%
Internet Software & Services	1,103	0.5%
Real Estate Management & Development	1,027	0.4%
Real Estate Investment Trusts	900	0.4%
Construction & Engineering	499	0.2%
Other Assets-Net	2,947	1.2%
	$231,263	100.0%

NOVEMBER 30, 2009 Schedule of Investments International Large Cap Fund (UNAUDITED)

	Number of Shares	Value† ($000's)
Common Stocks (93.0%)
Australia (1.3%)
BHP Billiton ADR	19,300	1,453
Belgium (2.5%)
Anheuser-Busch InBev	26,501	1,323
Colruyt SA	6,180	1,570
		2,893
Brazil (0.8%)
Vivo Participacoes ADR	29,500	900
Canada (3.0%)
Barrick Gold	19,000	808
Cameco Corp.	46,120	1,325
Talisman Energy	77,585	1,345
		3,478
Chile (1.3%)
Sociedad Quimica y Minera de Chile ADR, B Shares	38,545	1,456
Denmark (3.2%)
A.P. Moller - Maersk Class B	115	841
Novo Nordisk Class B È	30,780	2,053
Trygvesta AS È	12,650	877
		3,771
France (8.1%)
Alstom SA	12,100	850
CNP Assurances	8,300	889
Eutelsat Communications È	29,675	972
Ipsen SA	38,495	2,103
Schneider Electric	5,465	601
Societe Generale	20,007	1,415
Sodexo	24,933	1,403
Thales SA	24,650	1,210
		9,443
Germany (10.7%)
Deutsche Boerse	28,005	2,339
Fresenius Medical Care	24,960	1,326
GEA Group	64,999	1,371
Linde AG	17,415	2,143
SAP AG	28,885	1,383
Siemens AG	11,635	1,141
Tognum AG	77,095	1,234
Wincor Nixdorf	22,207	1,532
		12,469
Greece (0.9%)
National Bank of Greece *	36,800	1,091
Hong Kong (1.9%)
China Mobile ADR	29,715	1,393
Kerry Properties	149,500	758
		2,151
India (0.5%)
State Bank of India GDR	5,991	583
Israel (1.2%)
Makhteshim-Agan Industries	274,280	1,340
Japan (8.9%)
Brother Industries	75,500	822
Hisamitsu Pharmaceutical	41,800	1,468
Jupiter Telecommunications	1,798	1,692
KDDI Corp.	337	1,819
Nintendo Co.	5,200	1,272
Sankyo Co.	26,820	1,504
Toyota Motor ADR	11,995	942
Yahoo! Japan	2,738	814
		10,333
Korea (2.0%)
Hyundai Mobis	13,445	1,720
Samsung SDI	6,105	663
		2,383
Netherlands (9.2%)
ArcelorMittal	30,975	1,215
Fugro NV	28,586	1,625
Koninklijke Ahold	142,700	1,921
Koninklijke DSM	18,631	918
TNT NV ØØ	70,453	2,047
Unilever NV È	98,964	3,028
		10,754
Norway (1.0%)
DnB NOR *È	107,950	1,220
Singapore (1.3%)
United Overseas Bank	113,000	1,540
Spain (1.0%)
Banco Santander	66,970	1,153
Sweden (2.2%)
Svenska Handelsbanken, A Shares È	53,370	1,536
Swedbank AB, A Shares *È	105,050	1,012
		2,548
Switzerland (8.2%)
Credit Suisse Group	21,580	1,125
Givaudan SA È	1,830	1,450
Nestle SA	31,830	1,505
Nobel Biocare Holding	38,995	1,162
Novartis AG	26,464	1,471
Roche Holding	8,655	1,414
SGS SA	1,069	1,372
		9,499
United Kingdom (23.8%)
Amdocs Ltd. *	36,200	957
Amlin PLC	310,808	1,896
Antofagasta PLC	64,810	964
BAE Systems	209,551	1,133
Barclays PLC	282,815	1,382
BP PLC	185,325	1,760
Cairn Energy *	31,610	1,606
Diageo PLC	69,099	1,167
Experian Group	233,289	2,205
HSBC Holdings	247,301	2,903
Informa PLC	363,935	1,667
Reed Elsevier	149,572	1,121
Smith & Nephew	154,433	1,471
Tesco PLC	220,613	1,536
Tullow Oil	64,019	1,304
Vodafone Group	1,451,437	3,274
Willis Group Holdings	48,400	1,314
		27,660
Total Common Stocks
(Cost $95,166)		108,118

Preferred Stocks (1.7%)
Brazil (1.7%)
Petroleo Brasileiro ADR (Cost $1,363)	43,861	1,976
Rights (0.1%)
Belgium (0.0%)
Anheuser-Busch InBev VVPR Strip *	63,890	1
Fortis VVPR Strip *	23,964	0
		1
Norway (0.1%)
DnB NOR *ØÈ	23,988	67

Total Rights
(Cost $0)		68

Warrants (0.0%)
Italy (0.0%)
UBI Banca * (Cost $0)	48,665	4

Short-Term Investments (15.4%)
Neuberger Berman Securities Lending Quality Fund, LLC ‡	11,782,114	12,018
State Street Institutional Liquid Reserves Fund Institutional Class	5,982,287	5,982

Total Short-Term Investments
(Cost $18,000)		18,000

Total Investments## (110.2%)
(Cost $114,529)		128,166
Liabilities, less cash, receivables and other assets [(10.2%)]		(11,893)

Total Net Assets (100.0%)		$116,273

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
International Large Cap Fund (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Commercial Banks	$ 12,894	11.1%
Oil, Gas & Consumable Fuels	9,316	8.0%
Pharmaceuticals	8,509	7.3%
Wireless Telecommunication Services	7,386	6.4%
Chemicals	7,308	6.3%
Media	5,452	4.7%
Food & Staples Retailing	5,027	4.3%
Insurance	4,976	4.3%
Food Products	4,533	3.9%
Metals & Mining	4,440	3.8%
Professional Services	3,577	3.1%
Electrical Equipment	2,685	2.3%
Software	2,655	2.3%
Health Care Equipment & Supplies	2,633	2.3%
Beverages	2,491	2.1%
Aerospace & Defense	2,343	2.0%
Diversified Financial Services	2,338	2.0%
Air Freight & Logistics	2,047	1.8%
Auto Components	1,720	1.5%
Energy Equipment & Services	1,625	1.4%
Computers & Peripherals	1,532	1.3%
Leisure Equipment & Products	1,504	1.3%
Hotels, Restaurants & Leisure	1,403	1.2%
Machinery	1,371	1.2%
Health Care Providers & Services	1,326	1.1%
Industrial Conglomerates	1,141	1.0%
Capital Markets	1,125	1.0%
Diversified Banks	1,012	0.9%
IT Services	957	0.8%
Automobiles	942	0.8%
Marine	841	0.7%
Office Electronics	822	0.7%
Internet Software & Services	814	0.7%
Real Estate Management & Development	758	0.6%
Electronic Equipment, Instruments & Components	663	0.6%
Other Assets-Net	6,107	5.2%

	$116,273	100.0%

NOVEMBER 30, 2009 Schedule of Investments Large Cap Disciplined Growth Fund (UNAUDITED)

	Number of Shares	Value† ($000's)
Common Stocks (96.3%)
Aerospace & Defense (3.3%)
Raytheon Co.	35,590	1,834
United Technologies	64,558	4,341
		6,175
Air Freight & Logistics (0.9%)
United Parcel Service	30,348	1,744
Auto Components (1.0%)
Johnson Controls	69,303	1,875
Beverages (1.8%)
PepsiCo, Inc.	53,633	3,337
Biotechnology (2.8%)
Amgen Inc. *	33,658	1,897
Gilead Sciences *	70,738	3,257
		5,154
Chemicals (1.3%)
Potash Corp. of Saskatchewan	21,630	2,432
Commercial Banks (1.2%)
Wells Fargo	77,801	2,182
Communications Equipment (2.3%)
Cisco Systems *	185,701	4,345
Computers & Peripherals (11.5%)
Apple, Inc. *	40,612	8,119
EMC Corp. *	196,433	3,306
Hewlett-Packard	95,458	4,683
IBM	40,859	5,162
		21,270
Consumer Finance (1.3%)
American Express	55,841	2,336
Diversified (0.9%)
Honeywell International	43,480	1,673
Diversified Financial Services (1.5%)
J.P. Morgan Chase	66,545	2,827
Electrical Equipment (1.0%)
Emerson Electric	43,370	1,796
Energy Equipment & Services (2.0%)
National Oilwell Varco	86,331	3,714
Food & Staples Retailing (2.6%)
Wal-Mart Stores	36,859	2,011
Walgreen Co.	70,848	2,755
		4,766
Health Care (0.9%)
Allergan, Inc.	29,575	1,719
Health Care Equipment & Supplies (3.4%)
Baxter International	40,142	2,190
Becton, Dickinson & Co.	20,388	1,525
St. Jude Medical *	70,959	2,605
		6,320
Hotels, Restaurants & Leisure (0.8%)
Wynn Resorts	23,836	1,538
Household Products (3.1%)
Procter & Gamble	91,153	5,683
Industrial Gases (0.9%)
Praxair, Inc.	20,857	1,711
Internet (1.6%)
eBay Inc. *	117,198	2,868
Internet & Catalog Retail (2.3%)
Amazon.com *	30,679	4,170
Internet Software & Services (4.3%)
Google Inc. Class A *	8,745	5,099
Yahoo! Inc. *	189,260	2,833
		7,932
IT Services (2.3%)
Accenture PLC Class A	48,004	1,970
Visa Inc.	28,692	2,324
		4,294
Machinery (5.4%)
Caterpillar Inc.	41,383	2,416
Cummins Inc.	48,336	2,170
Danaher Corp.	25,354	1,798
Joy Global	36,859	1,974
Parker-Hannifin	31,892	1,721
		10,079
Media (3.0%)
DIRECTV Class A *	98,717	3,122
Time Warner	76,918	2,363
		5,485
Metals & Mining (1.9%)
Freeport-McMoRan Copper & Gold *	42,266	3,500
Multiline Retail (2.2%)
J.C. Penney	67,759	1,947
Target Corp.	44,362	2,066
		4,013
Oil, Gas & Consumable Fuels (5.2%)
Canadian Natural Resources	45,974	3,087
Occidental Petroleum	39,839	3,218
Petroleo Brasileiro ADR	38,239	1,961
Range Resources	30,679	1,446
		9,712
Pharmaceuticals (4.6%)
Abbott Laboratories	62,434	3,402
Johnson & Johnson	53,743	3,377
Teva Pharmaceutical Industries ADR	31,561	1,666
		8,445
Road & Rail (1.6%)
Union Pacific	46,019	2,911
Semiconductors & Semiconductor Equipment (3.2%)
Analog Devices	58,930	1,767
Broadcom Corp. *	35,314	1,031
Intel Corp.	162,002	3,111
		5,909
Software (9.2%)
Adobe Systems *	107,376	3,767
Citrix Systems *	54,958	2,098
Microsoft Corp.	290,346	8,539
Oracle Corp.	114,439	2,527
		16,931
Specialty Retail (3.3%)
Best Buy	44,362	1,900
Lowe's Cos.	111,349	2,429
Staples, Inc.	78,352	1,827
		6,156
Tobacco (1.7%)
Philip Morris International	65,441	3,147

Total Common Stocks
(Cost $153,950)		178,149
Short-Term Investments (1.5%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $2,833)	2,833,446	2,833

Total Investments## (97.8%)
(Cost $156,783)		180,982
Cash, receivables and other assets, less liabilities (2.2%)		4,059

Total Net Assets (100.0%)		$185,041

See Notes to Schedule of Investments

NOVEMBER 30, 2009 Schedule of Investments Large Cap Value Fund (formerly, Dividend Fund) (UNAUDITED)

	Number of Shares	Value† ($000's)
Common Stocks (98.5%)
Aerospace & Defense (2.0%)
Boeing Co.	190	10
Lockheed Martin	210	16
		26
Auto Components (0.6%)
WABCO Holdings	290	7
Beverages (0.8%)
PepsiCo, Inc.	155	10
Biotechnology (1.2%)
Amgen Inc. *	265	15
Capital Markets (4.0%)
State Street	645	26
The Bank of New York Mellon	935	25
		51
Commercial Banks (4.6%)
PNC Financial Services Group	276	16
U.S. Bancorp	835	20
Wells Fargo	835	23
		59
Communications Equipment (0.5%)
Cisco Systems *	270	6
Computers & Peripherals (4.6%)
EMC Corp. *	565	10
Hewlett-Packard	495	24
IBM	190	24
		58
Containers & Packaging (1.1%)
Pactiv Corp. *	560	14
Diversified Financial Services (8.0%)
Bank of America	2,500	40
J.P. Morgan Chase	1,470	62
		102
Diversified Telecommunication Services (4.7%)
AT&T Inc.	1,425	38
Verizon Communications	670	21
		59
Electric Utilities (3.4%)
Entergy Corp.	150	12
Exelon Corp.	240	11
FirstEnergy Corp.	210	9
FPL Group	210	11
		43
Electrical Equipment (1.2%)
Rockwell Automation	335	15
Food & Staples Retailing (4.3%)
CVS Corp.	855	27
Wal-Mart Stores	515	28
		55
Health Care Equipment & Supplies (2.9%)
Baxter International	175	10
Covidien PLC	585	27
		37
Health Care Providers & Services (0.9%)
UnitedHealth Group	420	12
Hotels, Restaurants & Leisure (1.9%)
Brinker International	1,265	17
McDonald's Corp.	103	7
		24
Household Products (1.0%)
Energizer Holdings *	230	13
Independent Power Producers & Energy Traders (1.3%)
NRG Energy *	700	17
Industrial Conglomerates (0.9%)
General Electric	775	12
Insurance (5.5%)
Lincoln National	720	16
MetLife, Inc.	630	22
Reinsurance Group of America	380	18
Travelers Cos.	265	14
		70
Life Science Tools & Services (0.9%)
Thermo Fisher Scientific *	230	11
Machinery (3.6%)
Deere & Co.	570	31
Parker-Hannifin	190	10
Terex Corp. *	270	5
		46
Media (2.3%)
Comcast Corp. Class A Special	905	13
Time Warner	530	16
		29
Metals & Mining (2.1%)
Freeport-McMoRan Copper & Gold *	330	27
Multi-Utilities (0.9%)
PG&E Corp.	250	11
Multiline Retail (1.7%)
J.C. Penney	300	8
Macy's Inc.	790	13
		21
Office Electronics (1.1%)
Xerox Corp.	1,840	14
Oil, Gas & Consumable Fuels (19.7%)
Anadarko Petroleum	345	21
Apache Corp.	275	26
ConocoPhillips	330	17
EOG Resources	265	23
Exxon Mobil	771	58
Occidental Petroleum	705	57
Range Resources	130	6
Southwestern Energy *	275	12
XTO Energy	715	30
		250
Pharmaceuticals (6.9%)
Johnson & Johnson	490	31
Merck & Co.	695	25
Pfizer Inc.	1,790	32
		88
Road & Rail (2.4%)
Norfolk Southern	580	30
Specialty Retail (1.5%)
PETsMART, Inc.	250	6
Tiffany & Co.	300	13
		19
Total Common Stocks
(Cost $1,087)		1,251
Short-Term Investments (2.0%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $25)	24,706	25

Total Investments## (100.5%)
(Cost $1,112)		1,276
Liabilities, less cash, receivables and other assets [(0.5%)]		(6)

Total Net Assets (100.0%)		$1,270

See Notes to Schedule of Investments

NOVEMBER 30, 2009 Schedule of Investments Mid Cap Growth Fund (UNAUDITED)

	Number of Shares	Value† ($000's)
Common Stocks (95.5%)
Aerospace & Defense (2.1%)
Precision Castparts	61,100	6,335
Rockwell Collins	70,000	3,742
		10,077
Air Freight & Logistics (1.8%)
C.H. Robinson Worldwide	106,600	5,942
Expeditors International	94,000	3,001
		8,943
Biotechnology (4.1%)
Alexion Pharmaceuticals *	101,800	4,617
BioMarin Pharmaceutical *	77,500	1,279
Dendreon Corp. *È	70,300	1,922
Human Genome Sciences *	129,400	3,600
Talecris Biotherapeutics *	193,900	3,636
Vertex Pharmaceuticals *	123,600	4,798
		19,852
Capital Markets (3.3%)
Affiliated Managers Group *	69,700	4,545
Invesco Ltd.	219,100	4,875
Jefferies Group *	92,100	2,160
Lazard Ltd.	121,200	4,698
		16,278
Chemicals (3.3%)
Airgas, Inc.	149,800	6,929
Ecolab Inc.	153,600	6,898
Nalco Holding	100,000	2,446
		16,273
Commercial Services & Supplies (1.7%)
Stericycle, Inc. *	150,300	8,226
Communications Equipment (1.0%)
Juniper Networks *	181,300	4,737
Computers & Peripherals (1.3%)
NetApp, Inc. *	96,900	2,986
Western Digital *	92,100	3,393
		6,379
Diversified Consumer Services (2.1%)
DeVry, Inc.	90,600	4,921
Strayer Education È	28,100	5,550
		10,471
Diversified Financial Services (2.0%)
Intercontinental Exchange Inc. *	43,600	4,656
MSCI Inc. *	169,200	5,156
		9,812
Electrical Equipment (2.1%)
AMETEK, Inc.	164,300	6,007
Roper Industries	82,500	4,293
		10,300
Electronic Equipment, Instruments & Components (3.8%)
Amphenol Corp.	111,500	4,594
Dolby Laboratories *	137,600	6,153
National Instruments	140,600	4,011
Trimble Navigation *	179,300	4,004
		18,762
Energy Equipment & Services (2.6%)
CARBO Ceramics È	94,500	5,606
Core Laboratories N.V.	43,600	4,632
Oceaneering International *	49,900	2,726
		12,964
Food & Staples Retailing (1.1%)
Shoppers Drug Mart	130,900	5,361
Food Products (0.5%)
J.M. Smucker	45,000	2,659
Health Care Equipment & Supplies (4.5%)
C.R. Bard	58,200	4,785
Edwards Lifesciences *	54,795	4,509
Intuitive Surgical *	10,200	2,861
Masimo Corp. *	63,000	1,661
NuVasive, Inc. *È	110,000	3,569
ResMed Inc. *	51,400	2,584
Sirona Dental Systems *	75,000	2,182
		22,151
Health Care Providers & Services (2.7%)
Express Scripts *	84,800	7,276
HMS Holdings *	90,000	3,979
PSS World Medical *	111,500	2,157
		13,412
Health Care Technology (1.2%)
Allscripts Healthcare Solutions *	157,500	3,024
MedAssets Inc. *	118,700	2,771
		5,795
Hotels, Restaurants & Leisure (4.1%)
Bally Technologies *	58,200	2,417
Marriott International	82,376	2,119
Penn National Gaming *	195,000	5,224
Royal Caribbean Cruises *	87,200	2,143
WMS Industries *	211,300	8,215
		20,118
Household Products (0.9%)
Church & Dwight	77,500	4,576
Internet & Catalog Retail (0.9%)
Priceline.com Inc. *	21,300	4,561
Internet Software & Services (3.0%)
Equinix, Inc. *	55,300	5,320
GSI Commerce *	80,000	1,787
VistaPrint NV *	135,000	7,699
		14,806
IT Services (1.6%)
Alliance Data Systems *È	43,600	2,659
Cognizant Technology Solutions *	116,300	5,109
		7,768
Machinery (1.9%)
Danaher Corp.	77,500	5,496
Flowserve Corp.	38,800	3,859
		9,355
Media (2.0%)
Cablevision Systems	87,200	2,182
Discovery Communications Class A *	75,000	2,396
DreamWorks Animation SKG *	89,200	2,985
Scripps Networks Interactive	58,200	2,302
		9,865
Metals & Mining (0.8%)
Cliffs Natural Resources	84,800	3,736
Multiline Retail (2.5%)
Dollar Tree *	100,000	4,897
Kohl's Corp. *	48,500	2,577
Nordstrom, Inc.	140,600	4,703
		12,177
Oil, Gas & Consumable Fuels (4.9%)
Alpha Natural Resources *	48,500	1,795
Cabot Oil & Gas	82,400	3,156
Concho Resources *	182,200	7,448
Range Resources	121,200	5,712
Southwestern Energy *	130,900	5,754
		23,865
Personal Products (1.7%)
Avon Products	87,200	2,986
Mead Johnson Nutrition È	126,000	5,528
		8,514
Pharmaceuticals (0.8%)
Mylan Laboratories *	208,900	3,733
Professional Services (2.0%)
IHS Inc. *	98,900	4,973
Verisk Analytics *	179,300	4,825
		9,798
Road & Rail (0.9%)
J.B. Hunt Transport Services	138,100	4,400
Semiconductors & Semiconductor Equipment (5.6%)
Analog Devices	143,500	4,304
Avago Technologies *	190,000	3,013
Marvell Technology Group *	261,700	4,035
Microchip Technology	207,400	5,444
Novellus Systems *	106,600	2,206
Silicon Laboratories *	121,200	5,118
Varian Semiconductor Equipment *	107,100	3,120
		27,240
Software (6.0%)
Activision Blizzard *	417,300	4,753
ANSYS, Inc. *	155,100	6,040
Citrix Systems *	64,900	2,478
McAfee Inc. *	68,800	2,625
MICROS Systems *	74,600	2,093
Rovi Corp. *	125,000	3,726
Salesforce.com, Inc. *	41,500	2,601
Solera Holdings	38,800	1,356
Sybase, Inc. *	90,600	3,646
		29,318
Specialty Retail (7.6%)
Bed Bath & Beyond *	136,200	5,088
CarMax, Inc. *	135,700	2,698
J Crew Group *	100,000	4,279
Ross Stores	157,000	6,905
Tiffany & Co.	41,200	1,758
TJX Cos.	115,500	4,433
Urban Outfitters *	281,100	8,894
Williams-Sonoma	145,400	2,955
		37,010
Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.	77,500	2,693
Trading Companies & Distributors (2.1%)
Fastenal Co. È	138,100	5,121
W.W. Grainger	52,300	5,110
		10,231
Wireless Telecommunication Services (4.4%)
American Tower *	129,000	5,279
Crown Castle International *	73,200	2,685
NII Holdings *	100,000	2,980
SBA Communications *	334,400	10,714
		21,658
Total Common Stocks
(Cost $383,030)		467,874
Short-Term Investments (9.3%)
Neuberger Berman Securities Lending Quality Fund, LLC ‡	22,569,664	23,021
State Street Institutional Liquid Reserves Fund Institutional Class	22,472,195	22,472
Total Short-Term Investments
(Cost $45,424)		45,493
Total Investments## (104.8%)
(Cost $428,454)		513,367
Liabilities, less cash, receivables and other assets [(4.8%)]		(23,377)

Total Net Assets (100.0%)		$489,990

See Notes to Schedule of Investments

NOVEMBER 30, 2009 Schedule of Investments Multi-Cap Opportunities Fund (formerly, Research Opportunities Fund) (UNAUDITED)

	Number of Shares	Value† ($000's)

Common Stocks (96.4%)
Aerospace & Defense (1.9%)
Boeing Co.	158	8
Lockheed Martin	105	8
Rockwell Collins	65	4
United Technologies	215	14
		34
Air Freight & Logistics (0.7%)
United Parcel Service	205	12
Auto Components (0.2%)
WABCO Holdings	107	3
Beverages (2.9%)
PepsiCo, Inc.	840	52
Biotechnology (2.8%)
Amgen Inc. *	282	16
Genzyme Corp. *	268	14
Gilead Sciences *	415	19
		49
Capital Markets (1.8%)
State Street	396	16
The Bank of New York Mellon	557	15
		31
Chemicals (1.0%)
Airgas, Inc.	111	5
Ecolab Inc.	157	7
Nalco Holding	207	5
		17
Commercial Banks (2.9%)
PNC Financial Services Group	210	12
Univest Corp.	86	2
Wells Fargo	1,328	37
		51
Commercial Services & Supplies (0.2%)
Covanta Holding *	255	4
Communications Equipment (0.7%)
Motorola, Inc.	1,524	12
Computers & Peripherals (7.9%)
EMC Corp. *	685	11
Hewlett-Packard	1,215	60
IBM	523	66
NetApp, Inc. *	100	3
		140
Construction & Engineering (0.1%)
Foster Wheeler *	69	2
Containers & Packaging (0.2%)
Pactiv Corp. *	126	3
Diversified Financial Services (2.9%)
J.P. Morgan Chase	1,219	52
Diversified Telecommunication Services (2.2%)
AT&T Inc.	1,447	39
Electric Utilities (2.1%)
Allegheny Energy	185	4
Entergy Corp.	67	5
Exelon Corp.	167	8
FirstEnergy Corp.	124	6
FPL Group	211	11
ITC Holdings	66	3
		37
Electrical Equipment (1.3%)
ABB Ltd.	907	17
Rockwell Automation	161	7
		24
Food & Staples Retailing (4.6%)
CVS Corp.	905	28
Wal-Mart Stores	985	54
		82
Health Care Equipment & Supplies (1.0%)
Covidien PLC	365	17
Health Care Providers & Services (2.2%)
Aetna Inc.	557	16
Express Scripts *	98	9
UnitedHealth Group	496	14
		39
Hotels, Restaurants & Leisure (2.8%)
Brinker International	1,606	22
Buffalo Wild Wings *	182	7
McDonald's Corp.	315	20
		49
Household Products (1.0%)
Energizer Holdings *	316	18
Independent Power Producers & Energy Traders (0.5%)
NRG Energy *	345	8
Industrial Conglomerates (1.0%)
3M Co.	236	18
Industrial Gases (0.6%)
Praxair, Inc.	131	11
Insurance (6.0%)
Endurance Specialty Holdings	62	2
Everest Re Group	95	8
Lincoln National	820	19
MetLife, Inc.	437	15
Prudential Financial	558	28
Reinsurance Group of America	453	21
Travelers Cos	269	14
		107
Internet Software & Services (0.6%)
Yahoo! Inc. *	765	11
IT Services (1.0%)
Accenture PLC Class A	417	17
Life Science Tools & Services (0.9%)
Covance, Inc. *	130	7
Thermo Fisher Scientific *	189	9
		16
Machinery (3.4%)
AGCO Corp. *	72	2
Bucyrus International	82	4
Caterpillar Inc.	122	7
Cummins Inc.	111	5
Danaher Corp.	182	13
Deere & Co.	83	5
Ingersoll-Rand PLC	349	13
Joy Global	62	3
Parker-Hannifin	99	5
Terex Corp. *	156	3
		60
Media (3.3%)
Comcast Corp. Class A Special	1,221	17
DreamWorks Animation SKG *	224	7
Imax Corp. *	456	5
Omnicom Group	327	12
Time Warner	540	17
		58
Metals & Mining (1.7%)
Allegheny Technologies	147	5
Freeport-McMoRan Copper & Gold	161	13
Teck Resources Class B *	330	12
		30
Multi-Utilities (0.7%)
PG&E Corp.	232	10
Wisconsin Energy	82	3
		13
Mutual Funds (1.0%)
S&P 500 Depositary Receipts	157	17
Office Electronics (0.5%)
Xerox Corp.	1,160	9
Oil, Gas & Consumable Fuels (11.5%)
Cabot Oil & Gas	272	10
Canadian Natural Resources	178	12
Concho Resources *	240	10
Denbury Resources *	1,165	16
EOG Resources	174	15
Exxon Mobil	905	68
Occidental Petroleum	253	20
Range Resources	315	15
Southwestern Energy *	408	18
The Williams Companies	227	5
XTO Energy	364	15
		204
Pharmaceuticals (5.4%)
Abbott Laboratories	451	25
Johnson & Johnson	639	40
Merck & Co.	843	30
		95
Road & Rail (0.9%)
Norfolk Southern	152	8
Union Pacific	125	8
		16
Semiconductors & Semiconductor Equipment (0.1%)
MEMC Electronic Materials *	139	2
Software (7.1%)
Activision Blizzard *	121	1
Intuit Inc. *	158	5
Microsoft Corp.	2,548	75
Oracle Corp.	1,414	31
Symantec Corp. *	764	14
		126
Specialty Retail (2.5%)
PETsMART, Inc.	724	19
Tiffany & Co.	548	23
TJX Cos.	86	3
		45
Textiles, Apparel & Luxury Goods (0.3%)
Iconix Brand Group *	530	6
Thrifts & Mortgage Finance (0.1%)
First Niagara Financial Group	149	2
Tobacco (2.5%)
Altria Group	884	17
Philip Morris International	592	28
		45
Trading Companies & Distributors (0.3%)
WESCO International *	208	5
Water Utilities (0.1%)
Aqua America	125	2
Wireless Telecommunication Services (1.0%)
American Tower *	347	15
NII Holdings *	111	3
		18
Total Common Stocks
(Cost $1,495)		1,708

Short-Term Investments (1.5%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $25)	24,657	25

Total Investments## (97.9%)
(Cost $1,520)		1,733
Cash, receivables and other assets, less liabilities (2.1%)		38

Total Net Assets (100.0%)		$1,771

See Notes to Schedule of Investments

NOVEMBER 30, 2009 Schedule of Investments Partners Fund (UNAUDITED)

	Number of Shares	Value† ($000's)
Common Stocks (98.5%)
Aerospace & Defense (3.0%)
Boeing Co.	799,800	41,917
L-3 Communications Holdings	476,200	37,320
		79,237
Automobiles (2.1%)
Harley-Davidson	1,875,766	54,660
Beverages (1.1%)
Dr. Pepper Snapple Group	1,063,200	27,845
Building Products (2.5%)
Masco Corp.	1,778,472	24,152
Owens Corning *	1,792,900	42,366
		66,518
Capital Markets (4.8%)
Goldman Sachs Group	138,100	23,430
Invesco Ltd.	1,821,400	40,526
Morgan Stanley	1,155,282	36,484
State Street	661,500	27,320
		127,760
Commercial Banks (4.6%)
Comerica Inc.	698,300	19,880
Fifth Third Bancorp	2,587,700	26,084
SunTrust Banks	1,204,100	28,453
Wells Fargo	1,645,100	46,129
		120,546
Computers & Peripherals (1.9%)
Hewlett-Packard	1,001,700	49,143
Construction & Engineering (1.9%)
Chicago Bridge & Iron	2,494,200	43,873
KBR, Inc.	306,732	5,714
		49,587
Consumer Finance (2.3%)
American Express	1,056,500	44,193
Capital One Financial	416,400	15,973
		60,166
Diversified Financial Services (8.1%)
Bank of America	5,014,500	79,480
Citigroup Inc.	9,792,937	40,249
J.P. Morgan Chase	1,088,900	46,267
Moody's Corp.	2,124,474	49,352
		215,348
Electrical Equipment (1.1%)
ABB Ltd.	1,564,900	28,732
Energy Equipment & Services (3.9%)
National Oilwell Varco	842,000	36,223
Noble Corp.	1,166,900	48,205
Weatherford International *	1,083,900	18,101
		102,529
Food & Staples Retailing (0.8%)
CVS Corp.	653,100	20,253
Health Care Equipment & Supplies (2.4%)
Covidien PLC	654,800	30,658
Zimmer Holdings *	550,700	32,585
		63,243
Health Care Providers & Services (2.9%)
Aetna Inc.	1,076,800	31,345
WellPoint Inc. *	851,800	46,023
		77,368
Household Durables (1.5%)
KB HOME	1,305,287	17,687
Whirlpool Corp.	302,300	22,418
		40,105
Household Products (1.5%)
Energizer Holdings *	714,500	40,255
Independent Power Producers & Energy Traders (1.1%)
NRG Energy *	1,271,868	30,449
Industrial Conglomerates (1.4%)
McDermott International *	1,738,700	36,408
Insurance (3.9%)
Assurant, Inc.	674,500	20,620
Berkshire Hathaway Class B *	16,700	55,995
MetLife, Inc.	814,542	27,849
		104,464
IT Services (4.0%)
Affiliated Computer Services *	432,600	23,879
Fidelity National Information Services	1,528,930	34,554
Lender Processing Services	1,136,715	47,492
		105,925
Machinery (4.1%)
Ingersoll-Rand PLC	1,050,174	37,145
Joy Global	547,158	29,295
Terex Corp. *	2,194,500	41,322
		107,762
Marine (0.6%)
Genco Shipping & Trading *È	644,700	15,138
Media (2.2%)
Cablevision Systems	389,913	9,755
McGraw-Hill Cos.	1,655,700	49,605
		59,360
Metals & Mining (7.5%)
Cliffs Natural Resources	284,300	12,526
Freeport-McMoRan Copper & Gold	495,000	40,986
Teck Resources Class B *	1,933,400	67,321
United States Steel	361,300	16,136
Walter Energy	358,100	24,566
Xstrata PLC *	2,033,100	36,043
		197,578
Multiline Retail (3.0%)
J.C. Penney	1,511,832	43,450
Macy's Inc.	2,279,100	37,172
		80,622
Oil, Gas & Consumable Fuels (13.6%)
Canadian Natural Resources	945,900	63,508
Denbury Resources *	1,155,860	15,338
EOG Resources	422,200	36,516
Exxon Mobil	28,200	2,117
Peabody Energy	512,400	22,781
Petroleo Brasileiro ADR	1,381,400	70,838
Ship Finance International	1,320,293	17,217
Southwestern Energy *	1,084,225	47,662
Suncor Energy	855,035	30,961
Talisman Energy	1,259,255	21,987
XTO Energy	747,257	31,714
		360,639
Personal Products (3.1%)
Avon Products	657,557	22,521
NBTY, Inc. *	1,513,874	60,767
		83,288
Pharmaceuticals (2.1%)
Shire Limited ADR	928,459	54,658
Road & Rail (0.5%)
Norfolk Southern	265,400	13,642
Software (3.2%)
Check Point Software Technologies *	806,573	25,480
Microsoft Corp.	800,800	23,551
Oracle Corp.	1,583,100	34,955
		83,986
Specialty Retail (1.8%)
Best Buy	929,175	39,797
Lowe's Cos.	382,500	8,342
		48,139
Total Common Stocks
(Cost $2,269,996)		2,605,353

Short-Term Investments (2.1%)
Neuberger Berman Securities Lending Quality Fund, LLC ‡	14,986,175	15,286
State Street Institutional Liquid Reserves Fund Institutional Class	40,611,547	40,612

Total Short-Term Investments
(Cost $55,898)		55,898

Total Investments## (100.6%)
(Cost $2,325,894)		2,661,251
Liabilities, less cash, receivables and other assets [(0.6%)]		(16,286)

Total Net Assets (100.0%)		$2,644,965

See Notes to Schedule of Investments

NOVEMBER 30, 2009 Schedule of Investments Real Estate Fund (UNAUDITED)

	Number of Shares	Value† ($000's)
Common Stocks (96.9%)
Apartments (11.3%)
American Campus Communities	41,751	1,125
AvalonBay Communities	38,432	2,776
Equity Residential	84,500	2,722
Essex Property Trust	24,500	1,954
		8,577
Diversified (3.5%)
Vornado Realty Trust	40,632	2,660
Health Care (12.7%)
HCP, Inc.	111,500	3,490
Nationwide Health Properties	65,500	2,228
OMEGA Healthcare Investors	56,400	1,020
Ventas, Inc.	66,500	2,855
		9,593
Home Financing (1.5%)
Starwood Property Trust	57,000	1,106
Hotels, Restaurants & Leisure (2.4%)
Starwood Hotels & Resorts Worldwide	57,400	1,838
Industrial (7.0%)
AMB Property	77,900	1,835
EastGroup Properties	22,000	834
First Industrial Realty Trust	75,700	338
ProLogis	171,900	2,248
		5,255
Lodging (5.5%)
Host Hotels & Resorts	233,100	2,452
LaSalle Hotel Properties	47,600	887
Sunstone Hotel Investors *	98,300	796
		4,135
Office (16.9%)
Alexandria Real Estate Equities È	26,150	1,474
Boston Properties	59,500	3,985
Brandywine Realty Trust	101,600	998
Brookfield Asset Management Class A	88,677	1,882
Corporate Office Properties Trust	33,670	1,151
Kilroy Realty	49,300	1,485
SL Green Realty	41,200	1,830
		12,805
Regional Malls (12.4%)
CBL & Associates Properties	155,600	1,441
Macerich Co.	46,702	1,389
Simon Property Group	90,201	6,554
		9,384
Self Storage (7.6%)
Public Storage	60,700	4,830
Sovran Self Storage	28,400	918
		5,748
Shopping Centers (8.5%)
Federal Realty Investment Trust	29,700	1,910
Kimco Realty	161,800	1,994
Regency Centers	29,700	994
Tanger Factory Outlet Centers	38,300	1,503
		6,401
Specialty (7.6%)
Digital Realty Trust	62,400	3,037
Dupont Fabros Technology *	92,600	1,485
Rayonier Inc.	30,200	1,200
		5,722
Total Common Stocks
(Cost $57,532)		73,224

Short-Term Investments (5.2%)
Neuberger Berman Securities Lending Quality Fund, LLC ‡	1,938,726	1,977
State Street Institutional Liquid Reserves Fund Institutional Class	1,985,672	1,986

Total Short-Term Investments
(Cost $3,963)		3,963

Total Investments## (102.1%)
(Cost $61,495)		77,187
Liabilities, less cash, receivables and other assets [(2.1%)]		(1,580)

Total Net Assets (100.0%)		$75,607

See Notes to Schedule of Investments

NOVEMBER 30, 2009 Schedule of Investments Regency Fund (UNAUDITED)

	Number of Shares	Value† ($000's)
Common Stocks (96.5%)
Aerospace & Defense (2.2%)
Embraer-Empresa Brasileira de Aeronautica ADR *	38,900	791
L-3 Communications Holdings	10,300	807
		1,598
Auto Components (3.1%)
Johnson Controls	16,400	444
Lear Corp. *	15,600	983
WABCO Holdings	34,800	822
		2,249
Automobiles (2.0%)
Harley-Davidson	51,600	1,504
Beverages (1.5%)
Dr. Pepper Snapple Group	40,800	1,069
Building Products (2.6%)
Masco Corp.	54,300	737
Owens Corning *	50,400	1,191
		1,928
Capital Markets (2.2%)
Invesco Ltd.	54,300	1,208
Jefferies Group *	18,000	422
		1,630
Commercial Banks (7.6%)
Comerica Inc.	35,200	1,002
Fifth Third Bancorp	112,500	1,134
First Horizon National *	41,352	560
KeyCorp	95,700	561
Regions Financial È	145,600	853
SunTrust Banks	45,800	1,082
Zions Bancorp	29,400	387
		5,579
Construction & Engineering (1.6%)
Chicago Bridge & Iron	66,700	1,173
Diversified Financial Services (1.7%)
Moody's Corp.	54,100	1,257
Electric Utilities (4.1%)
Allegheny Energy	19,400	426
DPL Inc.	36,300	975
Entergy Corp.	6,300	496
NV Energy	66,200	771
PPL Corp.	11,900	363
		3,031
Electronic Equipment, Instruments & Components (2.3%)
Anixter International *	23,900	1,033
Avnet, Inc. *	25,200	687
		1,720
Energy Equipment & Services (3.2%)
National Oilwell Varco	19,700	847
Noble Corp.	27,500	1,136
Oceaneering International *	7,100	388
		2,371
Food Products (0.7%)
J.M. Smucker	8,100	479
Health Care Providers & Services (5.3%)
Aetna Inc.	25,700	748
AmerisourceBergen Corp.	29,600	731
CIGNA Corp.	19,000	609
Coventry Health Care *	28,500	643
MEDNAX, Inc. *	20,600	1,158
		3,889
Household Durables (3.0%)
KB HOME	36,200	490
Whirlpool Corp.	23,500	1,743
		2,233
Household Products (1.4%)
Energizer Holdings *	18,600	1,048
Independent Power Producers & Energy Traders (1.4%)
NRG Energy *	42,300	1,013
Industrial Conglomerates (0.8%)
McDermott International *	27,500	576
Insurance (6.8%)
Assurant, Inc.	28,600	874
Fidelity National Financial Class A	28,500	396
PartnerRe Ltd.	9,800	755
Principal Financial Group	40,800	1,036
StanCorp Financial Group	27,600	1,024
W.R. Berkley	35,600	880
		4,965
IT Services (4.0%)
Affiliated Computer Services *	13,900	767
Fidelity National Information Services	34,600	782
Lender Processing Services	33,300	1,391
		2,940
Machinery (6.6%)
AGCO Corp. *	19,900	603
Bucyrus International	27,000	1,398
Ingersoll-Rand PLC	33,600	1,189
Navistar International *	10,700	353
SPX Corp.	3,900	208
Terex Corp. *	57,900	1,090
		4,841
Marine (0.6%)
Genco Shipping & Trading *È	17,700	416
Media (3.3%)
Cablevision Systems	42,400	1,061
McGraw-Hill Cos.	45,000	1,348
		2,409
Metals & Mining (5.4%)
Cliffs Natural Resources	11,800	520
Freeport-McMoRan Copper & Gold	8,200	679
Sterlite Industries (India) ADR	25,700	472
Teck Resources Class B *	50,400	1,755
United States Steel	11,900	531
		3,957
Multi-Utilities (1.9%)
CMS Energy È	63,800	909
DTE Energy	12,600	505
		1,414
Multiline Retail (3.1%)
J.C. Penney	43,300	1,244
Macy's Inc.	64,800	1,057
		2,301
Oil, Gas & Consumable Fuels (8.7%)
Cabot Oil & Gas	15,200	582
Denbury Resources *	33,800	449
Newfield Exploration *	16,500	698
Noble Energy	16,400	1,070
Ship Finance International	27,837	363
Southwestern Energy *	22,200	976
Talisman Energy	49,270	860
Whiting Petroleum *	22,300	1,388
		6,386
Paper & Forest Products (0.4%)
Louisiana Pacific *	48,400	302
Personal Products (2.3%)
NBTY, Inc. *	42,100	1,690
Pharmaceuticals (1.7%)
Shire Limited ADR	20,900	1,230
Real Estate Investment Trusts (4.6%)
Alexandria Real Estate Equities	7,700	434
Annaly Capital Management	34,300	632
Boston Properties	10,500	703
Macerich Co.	18,721	557
Vornado Realty Trust	16,336	1,069
		3,395
Specialty Retail (0.4%)
GameStop Corp. Class A *	13,200	322

Total Common Stocks
(Cost $64,026)		70,915

Short-Term Investments (6.6%)
Neuberger Berman Securities Lending Quality Fund, LLC ‡	2,094,823	2,137
State Street Institutional Liquid Reserves Fund Institutional Class	2,736,461	2,736
Total Short-Term Investments
(Cost $4,873)		4,873

Total Investments## (103.1%)
(Cost $68,899)		75,788
Liabilities, less cash, receivables and other assets [(3.1%)]		(2,287)

Total Net Assets (100.0%)		$73,501

See Notes to Schedule of Investments

NOVEMBER 30, 2009 Schedule of Investments Select Equities Fund (UNAUDITED)

	Number of Shares	Value† ($000's)

Common Stocks (82.1%)
Air Freight & Logistics (6.2%)
C.H. Robinson Worldwide	44,669	2,490
Expeditors International	48,799	1,558
		4,048
Capital Markets (5.8%)
Charles Schwab	106,445	1,951
Goldman Sachs Group	11,109	1,885
		3,836
Commercial Banks (7.8%)
Banco Santander Brasil ADR *	185,000	2,525
HSBC Holdings PLC ADR	43,900	2,591
		5,116
Computers & Peripherals (3.9%)
IBM	20,075	2,536
Diversified Financial Services (2.9%)
J.P. Morgan Chase	44,393	1,886
Electric Utilities (4.9%)
FPL Group	61,474	3,195
Health Care Equipment & Supplies (2.9%)
Baxter International	35,163	1,918
Health Care Providers & Services (3.1%)
Medco Health Solutions *	32,279	2,039
Household Products (2.0%)
Procter & Gamble	21,560	1,344
Industrial Gases (3.8%)
Praxair, Inc.	30,794	2,526
Internet Software & Services (2.1%)
Yahoo! Inc. *	91,890	1,376
IT Services (3.1%)
Visa Inc.	25,294	2,049
Machinery (3.2%)
Caterpillar Inc.	35,437	2,069
Metals & Mining (4.2%)
BHP Billiton ADR	37,004	2,786
Oil, Gas & Consumable Fuels (11.6%)
Canadian Natural Resources	37,601	2,525
Range Resources	54,137	2,551
Suncor Energy	70,782	2,563
		7,639
Real Estate Investment Trusts (2.6%)
Vornado Realty Trust	25,571	1,674
Road & Rail (3.1%)
Norfolk Southern	39,416	2,026
Tobacco (3.7%)
Philip Morris International	51,092	2,457
Wireless Telecommunication Services (5.2%)
American Tower *	83,131	3,402

Total Common Stocks
(Cost $49,086)		53,922

Short-Term Investments (17.0%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $11,156)	11,155,909	11,156

Total Investments## (99.1%)
(Cost $60,242)		65,078
Cash, receivables and other assets, less liabilities (0.9%)		560

Total Net Assets (100.0%)		$65,638

See Notes to Schedule of Investments

NOVEMBER 30, 2009 Schedule of Investments Small and Mid Cap Growth Fund (UNAUDITED)

	Number of Shares	Value† ($000's)
Common Stocks (97.9%)
Aerospace & Defense (3.0%)
Global Defense Technology & Systems *	3,600	47
Precision Castparts	1,300	135
		182
Air Freight & Logistics (1.9%)
C.H. Robinson Worldwide	2,100	117
Biotechnology (4.4%)
Alexion Pharmaceuticals *	2,000	91
Talecris Biotherapeutics *	4,000	75
Vertex Pharmaceuticals *	2,600	101
		267
Capital Markets (1.5%)
Waddell & Reed Financial	3,200	93
Chemicals (1.7%)
Airgas, Inc.	2,300	106
Commercial Services & Supplies (3.9%)
Healthcare Services Group	4,100	81
Stericycle, Inc. *	2,900	159
		240
Diversified Consumer Services (1.4%)
DeVry, Inc.	1,550	84
Diversified Financial Services (3.8%)
Intercontinental Exchange Inc. *	1,100	117
MSCI Inc. *	3,700	113
		230
Electrical Equipment (1.5%)
AMETEK, Inc.	2,500	91
Electronic Equipment, Instruments & Components (1.5%)
Dolby Laboratories *	2,000	90
Energy Equipment & Services (1.6%)
CARBO Ceramics	1,600	95
Food & Staples Retailing (2.0%)
Shoppers Drug Mart	3,000	123
Health Care Equipment & Supplies (4.3%)
NuVasive, Inc. *	2,500	81
ResMed Inc. *	2,100	105
Sirona Dental Systems *	2,700	79
		265
Health Care Providers & Services (8.7%)
Air Methods *	3,300	114
Emergency Medical Services *	2,200	106
Express Scripts *	1,400	120
HMS Holdings *	2,000	89
MEDNAX, Inc. *	1,800	101
		530
Health Care Technology (1.4%)
Allscripts Healthcare Solutions *	4,500	86
Hotels, Restaurants & Leisure (4.1%)
Penn National Gaming *	2,600	70
Royal Caribbean Cruises *	3,200	78
WMS Industries *	2,600	101
		249
Internet Software & Services (4.0%)
Equinix, Inc. *	1,600	154
VistaPrint NV *	1,600	91
		245
IT Services (1.8%)
RightNow Technologies *	7,800	110
Oil, Gas & Consumable Fuels (7.2%)
Concho Resources *	4,400	180
Range Resources	2,100	99
Southwestern Energy *	3,600	158
		437
Personal Products (1.5%)
Mead Johnson Nutrition	2,100	92
Professional Services (4.2%)
ICF International *	2,700	73
IHS Inc. *	2,100	105
Verisk Analytics *	3,000	81
		259
Semiconductors & Semiconductor Equipment (8.9%)
Hittite Microwave *	2,600	98
Marvell Technology Group *	8,500	131
Microchip Technology	4,200	110
Netlogic Microsystems *	1,800	74
Silicon Laboratories *	1,600	68
Varian Semiconductor Equipment *	2,200	64
		545
Software (9.2%)
Activision Blizzard *	6,000	68
Informatica Corp. *	5,400	121
Solera Holdings	3,700	129
SuccessFactors, Inc. *	5,300	80
Taleo Corp. Class A *	3,600	75
Ultimate Software Group *	3,200	86
		559
Specialty Retail (8.5%)
Bed Bath & Beyond *	2,600	97
Ross Stores	3,200	141
Tractor Supply *	2,000	93
Urban Outfitters *	5,900	187
		518
Trading Companies & Distributors (1.5%)
Fastenal Co.	2,500	93
Wireless Telecommunication Services (4.4%)
Crown Castle International *	2,500	92
SBA Communications *	5,600	179
		271
Total Common Stocks
(Cost $5,223)		5,977

Short-Term Investments (2.6%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $157)	156,545	157

Total Investments## (100.5%)
(Cost $5,380)		6,134
Liabilities, less cash, receivables and other assets [(0.5%)]		(28)

Total Net Assets (100.0%)		$6,106

See Notes to Schedule of Investments

NOVEMBER 30, 2009 Schedule of Investments Small Cap Growth Fund (UNAUDITED)

	Number of Shares	Value† ($000's)
Common Stocks (99.2%)
Aerospace & Defense (3.6%)
AAR Corp. *	153,700	2,868
Global Defense Technology & Systems *	145,900	1,897
HEICO Corp.	111,600	4,179
		8,944
Beverages (0.7%)
Central European Distribution *	65,400	1,823
Biotechnology (3.1%)
Alexion Pharmaceuticals *	77,800	3,528
Human Genome Sciences *	145,900	4,059
		7,587
Capital Markets (1.6%)
Waddell & Reed Financial	139,200	4,055
Chemicals (2.6%)
Nalco Holding	154,100	3,769
NewMarket Corp.	26,500	2,775
		6,544
Commercial Services & Supplies (3.0%)
Cornell Companies *	168,300	3,696
Healthcare Services Group	186,400	3,670
		7,366
Computers & Peripherals (1.6%)
Compellent Technologies *	197,000	4,092
Diversified Consumer Services (2.5%)
Capella Education *	85,800	6,116
Electrical Equipment (1.5%)
Harbin Electric *	180,900	3,622
Food Products (1.5%)
Diamond Foods	121,600	3,755
Health Care Equipment & Supplies (7.6%)
ICU Medical *	90,100	2,973
Inverness Medical Innovations *È	135,700	5,706
Natus Medical *	189,700	2,527
Sirona Dental Systems *	151,500	4,409
Thoratec Corp. *	106,800	3,181
		18,796
Health Care Providers & Services (9.3%)
Air Methods *	105,600	3,640
Emergency Medical Services *	73,100	3,527
HMS Holdings *	120,300	5,318
IPC The Hospitalist *	100,500	3,162
MEDNAX, Inc. *	75,300	4,233
PSS World Medical *	168,700	3,264
		23,144
Health Care Technology (3.8%)
MedAssets Inc. *	151,700	3,540
SXC Health Solutions *	117,100	5,936
		9,476
Hotels, Restaurants & Leisure (5.8%)
Orient-Express Hotel *	320,600	2,680
Pinnacle Entertainment *	343,900	3,635
Royal Caribbean Cruises *	234,900	5,772
WMS Industries *	60,500	2,352
		14,439
Household Durables (1.5%)
Jarden Corp.	135,000	3,706
Internet Software & Services (5.9%)
LivePerson, Inc. *	686,600	4,353
NIC Inc.	309,000	2,676
Rackspace Hosting *	206,900	3,830
VistaPrint NV *	65,500	3,735
		14,594
IT Services (1.8%)
RightNow Technologies *	317,700	4,492
Leisure Equipment & Products (1.4%)
Polaris Industries	79,300	3,460
Machinery (3.3%)
SmartHeat, Inc. *	314,000	4,151
The Manitowoc	405,600	3,983
		8,134
Oil, Gas & Consumable Fuels (4.1%)
Arena Resources *	113,200	4,629
Concho Resources *	136,300	5,572
		10,201
Personal Products (1.2%)
Elizabeth Arden *	199,500	2,943
Professional Services (2.5%)
ICF International *	130,100	3,513
Kforce Inc. *	213,100	2,759
		6,272
Real Estate Management & Development (1.6%)
Jones Lang LaSalle	79,000	4,019
Semiconductors & Semiconductor Equipment (5.9%)
Hittite Microwave *	70,400	2,655
Netlogic Microsystems *	65,700	2,681
Silicon Laboratories *	66,200	2,796
Varian Semiconductor Equipment *	89,400	2,604
Veeco Instruments *	140,200	3,829
		14,565
Software (14.8%)
ArcSight, Inc. *	134,500	3,060
AsiaInfo Holdings *	108,700	2,673
Informatica Corp. *	159,000	3,570
Jack Henry & Associates	111,000	2,536
Manhattan Associates *	123,200	2,903
Nuance Communications *	172,300	2,617
Solera Holdings	167,000	5,838
Sourcefire Inc. *	163,700	3,213
SuccessFactors, Inc. *	262,300	3,950
Taleo Corp. Class A *	143,100	2,957
Ultimate Software Group *	129,700	3,493
		36,810
Specialty Retail (3.3%)
hhgregg, Inc. *	257,000	4,973
Tractor Supply *	66,800	3,119
		8,092
Textiles, Apparel & Luxury Goods (3.7%)
Lululemon Athetica *È	150,800	3,947
Under Armour Class A *È	107,200	2,744
Warnaco Group *	59,700	2,430
		9,121
Total Common Stocks
(Cost $208,828)		246,168

Short-Term Investments (5.4%)
Neuberger Berman Securities Lending Quality Fund, LLC ‡	10,978,467	11,198
State Street Institutional Liquid Reserves Fund Institutional Class	2,277,819	2,278

Total Short-Term Investments
(Cost $13,444)		13,476

Total Investments## (104.6%)
(Cost $222,272)		259,644
Liabilities, less cash, receivables and other assets [(4.6%)]		(11,434)

Total Net Assets (100.0%)		$248,210

See Notes to Schedule of Investments

NOVEMBER 30, 2009 Schedule of Investments Socially Responsive Fund (UNAUDITED)

	Number of Shares	Value† ($000's)
Common Stocks (98.8%)
Automobiles (1.7%)
Toyota Motor ADR	230,425	18,097
Capital Markets (7.2%)
Charles Schwab	2,367,859	43,403
The Bank of New York Mellon	1,174,917	31,300
		74,703
Commercial Services & Supplies (1.9%)
Herman Miller	1,303,425	19,799
Electronic Equipment, Instruments & Components (8.2%)
Anixter International *	973,960	42,095
National Instruments	1,515,438	43,235
		85,330
Energy Equipment & Services (3.1%)
Smith International	1,185,815	32,230
Food Products (3.2%)
J.M. Smucker	556,900	32,902
Household Products (1.0%)
Procter & Gamble	166,700	10,394
Industrial Conglomerates (4.0%)
3M Co.	536,390	41,538
Industrial Gases (3.0%)
Praxair, Inc.	377,725	30,985
Insurance (5.2%)
Markel Corp. *	68,115	23,091
Progressive Corp. *	1,821,165	30,541
		53,632
Internet Software & Services (3.0%)
Yahoo! Inc. *	2,054,800	30,760
Life Science Tools & Services (3.1%)
Millipore Corp. *	466,400	31,762
Machinery (4.9%)
Danaher Corp.	716,845	50,839
Media (12.9%)
Comcast Corp. Class A Special	2,474,225	34,169
Scripps Networks Interactive	1,286,165	50,868
Washington Post	116,480	48,177
		133,214
Multi-Utilities (2.8%)
National Grid	1,942,488	21,151
National Grid ADR	134,438	7,390
		28,541
Oil, Gas & Consumable Fuels (10.8%)
BG Group PLC	2,076,419	37,749
Cimarex Energy	636,744	29,825
Newfield Exploration *	1,040,730	44,002
		111,576
Pharmaceuticals (6.2%)
Novo Nordisk A/S Class B	639,950	42,677
Roche Holding AG	131,235	21,443
		64,120
Professional Services (0.9%)
ICF International *	357,730	9,659
Road & Rail (2.7%)
Canadian National Railway	532,535	28,011
Semiconductors & Semiconductor Equipment (7.0%)
Altera Corp.	2,468,480	51,912
Texas Instruments	797,430	20,167
		72,079
Software (4.9%)
Intuit Inc. *	1,735,925	50,706
Specialty Chemical (1.1%)
Novozymes A/S	115,100	11,652

Total Common Stocks
(Cost $1,000,835)		1,022,529

Short-Term Investments (1.9%)
State Street Institutional Government Money Market Fund Institutional Class
(Cost $19,635)	19,635,346	19,635

	Principal Amount
Certificates of Deposit (0.0%)
Carver Federal Savings, 0.50%, due 12/26/09	100,000	100
Self Help Credit Union, 0.27%, due 2/16/10	100,000	100
Shorebank Chicago, 0.70%, due 1/25/10	100,000	100
Shorebank Pacific, 0.45%, due 2/2/10	100,000	100

Total Certificates of Deposit#
(Cost $400)		400

Total Investments## (100.7%)
(Cost $1,020,870)		1,042,564
Liabilities, less cash, receivables and other assets [(0.7%)]		(7,018)

Total Net Assets (100.0%)		$1,035,546

See Notes to Schedule of Investments

November 30, 2009 (Unaudited)
Notes to Schedule of Investments

†
The value of investments in equity securities by each of Neuberger Berman Climate Change Fund (“Climate Change”), Neuberger Berman Emerging Markets Equity Fund (“Emerging Markets Equity”), Neuberger Berman Equity Income Fund (“Equity Income”), Neuberger Berman Focus Fund (“Focus”), Neuberger Berman Genesis Fund (“Genesis”), Neuberger Berman Guardian Fund (“Guardian”), Neuberger Berman International Fund (“International”), Neuberger Berman International Institutional Fund (“International Institutional”), Neuberger Berman International Large Cap Fund (“International Large Cap”), Neuberger Berman Large Cap Disciplined Growth Fund (“Large Cap Disciplined Growth”) (formerly, Neuberger Berman Century Fund), Neuberger Berman Large Cap Value Fund (“Large Cap Value”) (formerly, Neuberger Berman Dividend Fund), Neuberger Berman Mid Cap Growth Fund (“Mid Cap Growth”), Neuberger Berman Multi-Cap Opportunities Fund (“Multi-Cap Opportunities”) (formerly, Neuberger Berman Research Opportunities Fund), Neuberger Berman Partners Fund (“Partners”), Neuberger Berman Real Estate Fund (“Real Estate”), Neuberger Berman Regency Fund (“Regency”), Neuberger Berman Select Equities Fund (“Select Equities”), Neuberger Berman Small and Mid Cap Growth Fund (“Small and Mid Cap Growth”), Neuberger Berman Small Cap Growth Fund (“Small Cap Growth”), and Neuberger Berman Socially Responsive Fund (“Socially Responsive”) (individually a “Fund,” collectively, the “Funds”) and written options by Equity Income are determined by Neuberger Berman Management LLC (“Management”) primarily by obtaining valuations from an independent pricing service based on the latest sale price when that price is readily available. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Funds at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations. If a valuation is not available from an independent pricing service, each Fund seeks to obtain quotations from principal market makers. The value of investments in debt securities are determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include considerations such as: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. In addition, for both debt and equity securities, Management has developed a process to periodically review information provided by independent pricing services. For both debt and equity securities, if such quotations are not readily available, securities are valued using methods the Board of Trustees of Neuberger Berman Equity Funds (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. ("Interactive") to assist in determining the fair value of the Funds' foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities. In this event, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Funds could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), formerly known as Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements, investments held by a Fund are carried at “fair value” as defined by ASC 820. Fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market are considered in determining the value of the Funds’ investments, some of which are discussed above. Significant management judgment may be necessary to estimate fair value in accordance with ASC 820.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Funds’ investments as of November 30, 2009:

Asset Valuation Inputs

Neuberger Berman (000’s omitted)	Level 1	Level 2	Level 3§§	Total
Climate Change
Investments:
Common Stocks§	$3,341	$-	$-	$3,341
Short-Term Investments	-	95	-	95
Total Investments	3,341	95	-	3,436
Emerging Markets Equity
Investments:
Common Stocks
Brazil	408	-	-	408
Chile	90	-	-	90
China	1,231	-	-	1,231
Egypt	30	-	-	30
India	157	-	-	157
Indonesia	84	-	-	84
Israel	285	-	-	285
Korea	608	-	-	608
Malaysia	94	-	-	94
Mexico	228	-	-	228
Nigeria	76	-	-	76
Pakistan	55	-	-	55
Philippines	152	-	-	152
Poland	60	-	-	60
Russia	363	-	-	363
South Africa	431	-	-	431
Sweden	87	-	-	87
Taiwan, Province Of China	702	-	-	702
Thailand	155	65	-	220
Turkey	157	-	-	157
United Kingdom	151	-	-	151
Total Common Stocks	5,604	65	-	5,669
Preferred Stocks
Brazil	755	-	-	755
Participatory Notes
Brazil	335	-	-	335
Convertible Bonds
Brazil	-	-	12	12
Short-Term Investments	-	247	-	247
Total Investments	6,694	312	12	7,018
Equity Income
Investments:
Common Stocks§	63,431	-	-	63,431
Convertible Preferred Stocks	1,899	-	-	1,899
Convertible Bonds	-	16,328	-	16,328
Short-Term Investments	-	3,657	-	3,657
Total Investments	65,330	19,985	-	85,315
Focus

Investments:
Common Stocks§	567,256	-	-	567,256
Short-Term Investments	-	14,051	-	14,051
Total Investments	567,256	14,051	-	581,307
Genesis
Investments:
Common Stocks§	8,721,560	-	-	8,721,560
Short-Term Investments	-	230,132	-	230,132
Total Investments	8,721,560	230,132	-	8,951,692
Guardian
Investments:
Common Stocks§	982,374	-	-	982,374
Short-Term Investments	-	23,910	-	23,910
Total Investments	982,374	23,910	-	1,006,284
International
Investments:
Common Stocks
Australia	3,840	-	-	3,840
Austria	2,931	-	-	2,931
Belgium	12,320	-	-	12,320
Bermuda	1,822	-	-	1,822
Brazil	2,196	-	-	2,196
Canada	23,002	-	-	23,002
Chile	4,163	-	-	4,163
China	196	-	-	196
Cyprus	3,218	-	-	3,218
Denmark	10,457	-	-	10,457
France	37,449	-	-	37,449
Germany	42,144	-	-	42,144
Greece	5,848	-	-	5,848
Hong Kong	4,132	-	-	4,132
India	1,053	-	-	1,053
Ireland	4,419	-	-	4,419
Israel	3,813	-	-	3,813
Japan	45,058	-	-	45,058
Korea	7,327	-	-	7,327
Netherlands	37,946	-	-	37,946
Norway	4,403	-	-	4,403
Singapore	4,375	-	-	4,375
Spain	3,491	-	-	3,491
Sweden	6,971	-	-	6,971
Switzerland	32,503	-	-	32,503
United Kingdom	90,003	-	-	90,003
Total Common Stocks	395,080	-	-	395,080
Preferred Stocks
Brazil	10,372	-	11	10,383
Total Preferred Stocks	10,372	-	11	10,383
Rights
Belgium	2	-	-	2
Norway	243	-	-	243
Total Rights	245	-	-	245
Warrants
Italy	12	-	-	12
Short-Term Investments	-	70,795	-	70,795
Total Investments	405,709	70,795	11	476,515
International Institutional
Investments:
Common Stocks§	222,212	-	-	222,212
Preferred Stocks§	5,959	-	-	5,959
Rights§	139	-	-	139
Warrants§	6	-	-	6
Short-Term Investments	-	29,512	-	29,512
Total Investments	228,316	29,512	-	257,828
International Large Cap
Investments:
Common Stocks§	108,118	-	-	108,118
Preferred Stocks§	1,976	-	-	1,976
Rights§	68	-	-	68
Warrants§	4	-	-	4
Short-Term Investments	-	18,000	-	18,000
Total Investments	110,166	18,000	-	128,166
Large Cap Disciplined Growth
Investments:
Common Stocks§	178,149	-	-	178,149
Short-Term Investments	-	2,833	-	2,833
Total Investments	178,149	2,833	-	180,982
Large Cap Value
Investments:
Common Stocks§	1,251	-	-	1,251
Short-Term Investments	-	25	-	25
Total Investments	1,251	25	-	1,276
Mid Cap Growth
Investments:
Common Stocks§	467,874	-	-	467,874
Short-Term Investments	-	45,493	-	45,493
Total Investments	467,874	45,493	-	513,367
Multi-Cap Opportunities
Investments:
Common Stocks§	1,708	-	-	1,708
Short-Term Investments	-	25	-	25
Total Investments	1,708	25	-	1,733
Partners
Investments:
Common Stocks§	2,605,353	-	-	2,605,353
Short-Term Investments	-	55,898	-	55,898
Total Investments	2,605,353	55,898	-	2,661,251

Real Estate
Investments:
Common Stocks§	73,224	-	-	73,224
Short-Term Investments	-	3,963	-	3,963
Total Investments	73,224	3,963	-	77,187
Regency
Investments:
Common Stocks§	70,915	-	-	70,915
Short-Term Investments	-	4,873	-	4,873
Total Investments	70,915	4,873	-	75,788
Select Equities
Investments:
Common Stocks§	53,922	-	-	53,922
Short-Term Investments	-	11,156	-	11,156
Total Investments	53,922	11,156	-	65,078
Small and Mid Cap Growth
Investments:
Common Stocks§	5,977	-	-	5,977
Short-Term Investments	-	157	-	157
Total Investments	5,977	157	-	6,134
Small Cap Growth
Investments:
Common Stocks§	246,168	-	-	246,168
Short-Term Investments	-	13,476	-	13,476
Total Investments	246,168	13,476	-	259,644
Socially Responsive
Investments:
Common Stocks§	1,022,529	-	-	1,022,529
Short-Term Investments	-	19,635	-	19,635
Certificates of Deposit	-	400	-	400
Total Investments	1,022,529	20,035	-	1,042,564

§ The Schedule of Investments provides information on the industry or country categorization for the portfolio.

§§ The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

Neuberger Berman (000’s omitted)	Beginning balance, as of 9/1/09	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Net transfers in and/or out of Level 3	Balance, as of 11/30/09	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/09
Investments in Securities:
Emerging Markets Equity

Preferred Stocks Brazil	$0	$-	$-	$-	$(0)	$-	$-
Convertible Bonds Brazil	8	-	4	-	-	12	-
Total	8	-	4	-	(0)	12	4
International
Preferred Stocks Brazil	10	-	1	-	-	11	1
Total	10	-	1	-	-	11	1

Liability Valuation Inputs

The following is a summary, by category of Level, of inputs used to value the Fund’s derivatives as of November 30, 2009:

Neuberger Berman (000’s omitted)	Level 1	Level 2	Level 3	Total
Equity Income
Option Contracts	$(49)	$-	$-	$(49)

#	At cost, which approximates market value.

^^	Value of the security was determined using methods the Board has approved on the belief they reflect fair value.

##	At November 30, 2009, selected Fund information on a U.S. federal income tax basis was as follows:

Neuberger Berman (000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Climate Change	$3,212	$286	$62	$224
Emerging Markets Equity	5,201	1,888	71	1,817
Equity Income	80,156	6,196	1,037	5,159
Focus	545,787	69,446	33,926	35,520
Genesis	6,596,862	2,811,781	456,951	2,354,830
Guardian	931,714	139,394	64,824	74,570
International	429,963	65,853	19,301	46,552
International Institutional	241,444	28,956	12,572	16,384
International Large Cap	116,973	15,359	4,166	11,193
Large Cap Disciplined Growth	159,546	22,289	853	21,436
Large Cap Value	1,122	168	14	154
Mid Cap Growth	429,527	87,872	4,032	83,840
Multi-Cap Opportunities	1,650	113	30	83
Partners	2,330,170	637,391	306,310	331,081
Real Estate	68,012	9,456	281	9,175
Regency	70,264	11,950	6,426	5,524
Select Equities	60,382	5,148	452	4,696
Small and Mid Cap Growth	5,429	842	137	705
Small Cap Growth	225,326	37,722	3,404	34,318
Socially Responsive	1,021,558	105,161	84,155	21,006

*	Security did not produce income during the last twelve months.

È     All or a portion of this security is on loan.

^	Affiliated issuer.

‡	Managed by an affiliate of Management and could be deemed an affiliate of the Fund and is segregated in connection with obligations for security lending.

‡‡	At November 30, 2009, Equity Income had outstanding call and put options written as follows:

Shares	Securities and Options	Market Value of Options
5,000	AvalonBay Communities, Call January 2010 @ 90	$0
500	CNOOC Ltd, Call March 2010 @ 190	1,650
10,000	Norfolk Southern, Call March 2010 @ 55	19,000
5,000	Phillip Morris International, Call December 2009 @ 50	1,250
5,000	Potash Corp. of Saskatchewan, Put December 2009 @ 70	200
11,500	Realty Income, Call December 2009 @ 30	0
5,000	Royal Gold, Inc., Call January 2010 @ 55	12,250
5,000	Royal Gold, Inc., Call January 2010 @ 60	4,750
5,000	Royal Gold, Inc., Put January 2010 @ 35	0
10,000	Total SA ADR, Call February 2010 @ 70	9,500
2,000	Unilever NV, Call February 2010 @ 35	600
	Total	$49,200

ñ
Restricted security subject to restrictions on resale under federal securities laws.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid.  At November 30, 2009, these securities amounted to $30,000 or 0.9% of net assets for Climate Change, $34,000 or 0.5% of net assets for Emerging Markets and $1,808,000 or 2.1% of net assets for Equity Income.

Ñ
These securities have been deemed by the investment manager to be illiquid.  At November 30, 2009, these securities amounted to $20,894,000 or 5.0% of net assets for International and $2,917,000 or 1.3% of net assets for International Institutional.

µµ
Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be illiquid and restricted.  At November 30, 2009, these securities amounted to approximately $335,000 or 4.7% of net assets for Emerging Markets Equity.

(000’s omitted) Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets as of Acquisition Date	Value as of November 30, 2009	Fair Value Percentage of Net Assets as of November 30, 2009
Bharat Heavy Electricals	2/18/2009 – 8/10/2009	$32	1.2%	$48	0.7%
Bharti Airtel Ltd.	3/4/2009-10/9/2009	57	0.8%	40	0.5%
Cairn India	2/20/2009 – 7/29/2009	50	1.6%	87	1.2%
Hero Honda Motors	6/8/2009 & 7/29/2009	42	0.8%	50	0.7%
Punjab National Bank	2/18/2009 & 7/29/2009	26	0.9%	61	0.9%
Unitech Ltd.	9/2/2009	61	1.0%	49	0.7%

µ	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of November 30, 2009.

Ø
All or a portion of this security was purchased on a when-issued basis.  At November 30, 2009, these securities amounted to $244,000 for International, $138,000 for International Institutional and $67,000 for International Large Cap.

ØØ	All or a portion of this security is segregated in connection with obligations for when-issued purchase commitments and/or written options and/or security lending.

For information on the funds’ significant accounting policies; please refer to the funds’ most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Equity Funds

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: January 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: January 26, 2010

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: January 26, 2010